UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Mid-Cap Stock Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Arch Capital Group Ltd.	2.1
Molina Healthcare, Inc.	1.9
Hess Corp.	1.8
Space Exploration Technologies Corp. Class A	1.8
Imperial Oil Ltd.	1.7
Cheniere Energy, Inc.	1.6
AECOM	1.4
Performance Food Group Co.	1.3
American Financial Group, Inc.	1.3
RenaissanceRe Holdings Ltd.	1.3
16.2

Market Sectors (% of Fund's net assets)

Industrials	23.9
Financials	15.9
Consumer Discretionary	10.9
Energy	9.5
Health Care	7.7
Materials	6.3
Information Technology	6.2
Consumer Staples	5.6
Utilities	5.1
Real Estate	4.7
Communication Services	2.4

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.4%
Entertainment - 1.6%
Endeavor Group Holdings, Inc.	2,185,375	49,739
Liberty Media Corp. Liberty Formula One Class A	316,651	18,223
Warner Music Group Corp. Class A	1,240,140	38,816
		106,778
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	370,555	22,404
Media - 0.4%
Cable One, Inc. (b)	43,033	23,663
TOTAL COMMUNICATION SERVICES		152,845
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	3,352,428	22,629
Aptiv PLC (a)	559,281	48,769
		71,398
Diversified Consumer Services - 1.2%
Duolingo, Inc. (a)	142,776	20,852
H&R Block, Inc.	1,429,306	58,673
		79,525
Hotels, Restaurants & Leisure - 4.4%
ARAMARK Holdings Corp.	1,617,122	43,549
Caesars Entertainment, Inc. (a)	579,067	23,099
Churchill Downs, Inc.	568,105	62,401
Domino's Pizza, Inc.	122,429	41,502
Vail Resorts, Inc.	152,023	32,267
Wyndham Hotels & Resorts, Inc.	1,123,649	81,352
		284,170
Household Durables - 1.3%
D.R. Horton, Inc.	293,073	30,597
Mohawk Industries, Inc. (a)	164,606	13,231
NVR, Inc. (a)	8,109	43,891
		87,719
Specialty Retail - 0.3%
Best Buy Co., Inc.	245,329	16,393
Textiles, Apparel & Luxury Goods - 2.6%
Brunello Cucinelli SpA	955,860	76,714
PVH Corp.	809,752	60,205
Tapestry, Inc.	1,228,874	33,868
		170,787
TOTAL CONSUMER DISCRETIONARY		709,992
CONSUMER STAPLES - 5.5%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	101,572	33,920
Keurig Dr. Pepper, Inc.	1,237,168	37,523
		71,443
Consumer Staples Distribution & Retail - 2.6%
Albertsons Companies, Inc.	1,406,086	30,512
BJ's Wholesale Club Holdings, Inc. (a)	727,308	49,544
Performance Food Group Co. (a)	1,517,344	87,642
		167,698
Food Products - 1.1%
Bowery Farming, Inc. warrants (a)(c)(d)	252,678	1,044
Bunge Ltd.	255,707	27,100
Freshpet, Inc. (a)(b)	346,672	19,899
Nomad Foods Ltd. (a)	1,833,932	25,345
		73,388
Household Products - 0.7%
Energizer Holdings, Inc.	912,167	28,806
Reynolds Consumer Products, Inc.	678,033	17,242
		46,048
TOTAL CONSUMER STAPLES		358,577
ENERGY - 9.5%
Energy Equipment & Services - 1.2%
Expro Group Holdings NV (a)	1,873,376	29,506
NOV, Inc.	2,379,451	47,494
		77,000
Oil, Gas & Consumable Fuels - 8.3%
Canadian Natural Resources Ltd.	1,056,912	67,115
Cheniere Energy, Inc.	632,885	105,325
Energy Transfer LP	3,434,346	45,162
Golar LNG Ltd.	1,388,762	31,150
Hess Corp.	807,679	116,629
Imperial Oil Ltd. (b)	1,861,299	106,074
Range Resources Corp.	1,858,797	66,619
		538,074
TOTAL ENERGY		615,074
FINANCIALS - 15.9%
Banks - 4.9%
BOK Financial Corp.	435,728	28,549
First Horizon National Corp.	4,717,372	50,712
Huntington Bancshares, Inc.	3,744,231	36,132
M&T Bank Corp.	444,288	50,093
PNC Financial Services Group, Inc.	334,244	38,261
U.S. Bancorp	1,417,562	45,192
Wintrust Financial Corp.	877,544	65,544
		314,483
Capital Markets - 1.3%
Cboe Global Markets, Inc.	185,781	30,448
Lazard Ltd. Class A	730,386	20,283
Raymond James Financial, Inc.	370,420	35,353
		86,084
Financial Services - 1.1%
Radian Group, Inc.	2,569,897	65,121
Shift4 Payments, Inc. (a)	179,506	7,992
		73,113
Insurance - 8.6%
American Financial Group, Inc.	775,086	84,763
Arch Capital Group Ltd. (a)	1,552,887	134,604
Assurant, Inc.	208,513	31,048
Beazley PLC	3,972,313	24,841
First American Financial Corp.	1,214,677	62,483
Globe Life, Inc.	207,600	24,156
Hartford Financial Services Group, Inc.	619,663	45,514
Hiscox Ltd.	2,644,110	30,145
RenaissanceRe Holdings Ltd.	378,408	83,095
The Travelers Companies, Inc.	217,175	36,364
		557,013
TOTAL FINANCIALS		1,030,693
HEALTH CARE - 7.0%
Biotechnology - 0.7%
Repligen Corp. (a)(b)	325,180	43,756
Health Care Equipment & Supplies - 1.4%
Hologic, Inc. (a)	816,748	54,044
Inspire Medical Systems, Inc. (a)	85,802	12,627
Masimo Corp. (a)	311,725	25,290
		91,961
Health Care Providers & Services - 3.4%
Centene Corp. (a)	931,505	64,255
Henry Schein, Inc. (a)	416,931	27,092
LifeStance Health Group, Inc. (a)	1,579,703	9,210
Molina Healthcare, Inc. (a)	372,212	123,928
		224,485
Health Care Technology - 0.3%
Evolent Health, Inc. (e)	692,300	16,913
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (a)	165,680	27,894
Pharmaceuticals - 0.8%
Recordati SpA	625,706	28,866
UCB SA	279,509	20,424
		49,290
TOTAL HEALTH CARE		454,299
INDUSTRIALS - 23.5%
Aerospace & Defense - 4.1%
BWX Technologies, Inc.	637,808	47,376
Huntington Ingalls Industries, Inc.	225,079	49,477
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	1,396,290	113,099
Class C (a)(c)(d)	20,340	1,648
Woodward, Inc.	412,051	51,383
		262,983
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	573,286	28,957
Building Products - 2.0%
Builders FirstSource, Inc. (a)	230,242	24,986
Hayward Holdings, Inc. (a)	1,335,578	14,024
Johnson Controls International PLC	589,351	28,890
Owens Corning	572,772	64,935
		132,835
Commercial Services & Supplies - 1.0%
GFL Environmental, Inc.	2,218,478	63,911
Construction & Engineering - 2.0%
AECOM	1,197,732	91,686
Willscot Mobile Mini Holdings (a)	991,912	39,091
		130,777
Electrical Equipment - 3.6%
Acuity Brands, Inc.	322,931	52,305
Generac Holdings, Inc. (a)	359,857	30,253
Regal Rexnord Corp.	597,232	70,718
Sensata Technologies, Inc. PLC	912,203	29,081
Vertiv Holdings Co.	1,335,836	52,458
		234,815
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	1,292,998	63,215
Machinery - 5.1%
Allison Transmission Holdings, Inc.	976,488	49,235
Chart Industries, Inc. (a)(b)	593,158	68,943
Crane Co.	532,812	51,859
Donaldson Co., Inc.	1,145,147	66,029
Energy Recovery, Inc. (a)	591,344	8,988
Fortive Corp.	796,542	51,998
PACCAR, Inc.	378,529	31,240
		328,292
Marine Transportation - 0.5%
Kirby Corp. (a)	441,044	32,946
Professional Services - 3.3%
Leidos Holdings, Inc.	417,911	41,423
Science Applications International Corp.	436,042	47,633
SS&C Technologies Holdings, Inc.	575,525	28,920
TransUnion Holding Co., Inc.	814,807	35,754
WNS Holdings Ltd. sponsored ADR (a)	1,174,691	63,809
		217,539
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	421,760	30,017
TOTAL INDUSTRIALS		1,526,287
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (a)	553,374	21,698
Electronic Equipment, Instruments & Components - 2.7%
Crane Nxt Co.	858,629	44,649
Fabrinet (a)	376,580	58,370
Flex Ltd. (a)	2,170,327	55,821
Keysight Technologies, Inc. (a)	140,198	17,111
		175,951
IT Services - 1.4%
Amdocs Ltd.	565,189	45,306
MongoDB, Inc. Class A (a)	135,633	46,738
		92,044
Semiconductors & Semiconductor Equipment - 0.3%
Skyworks Solutions, Inc.	241,297	20,930
Software - 1.4%
Aspen Technology, Inc. (a)	155,517	27,643
Dynatrace, Inc. (a)	1,404,762	62,807
		90,450
TOTAL INFORMATION TECHNOLOGY		401,073
MATERIALS - 6.3%
Chemicals - 2.7%
Cabot Corp.	640,784	42,599
Celanese Corp. Class A	235,851	27,007
CF Industries Holdings, Inc.	479,092	38,222
Nutrien Ltd.	431,511	23,176
Westlake Corp.	348,083	40,155
		171,159
Containers & Packaging - 1.3%
Avery Dennison Corp.	185,117	32,223
O-I Glass, Inc. (a)	3,450,190	53,305
		85,528
Metals & Mining - 2.3%
Commercial Metals Co.	1,251,473	52,925
First Quantum Minerals Ltd.	908,696	10,530
Franco-Nevada Corp.	291,884	35,508
Freeport-McMoRan, Inc.	1,116,752	37,724
Novagold Resources, Inc. (a)	3,629,049	12,640
		149,327
TOTAL MATERIALS		406,014
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Essex Property Trust, Inc.	92,032	19,687
Gaming & Leisure Properties	1,170,862	53,145
Omega Healthcare Investors, Inc.	1,130,292	37,413
Realty Income Corp.	553,064	26,204
Spirit Realty Capital, Inc.	1,053,232	37,906
Ventas, Inc.	672,916	28,572
VICI Properties, Inc.	1,821,733	50,826
Welltower, Inc.	230,404	19,264
		273,017
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc. (a)	273,607	35,000
TOTAL REAL ESTATE		308,017
UTILITIES - 5.1%
Electric Utilities - 2.9%
Alliant Energy Corp.	1,044,122	50,943
FirstEnergy Corp.	963,498	34,301
IDACORP, Inc.	466,317	44,165
OGE Energy Corp.	1,761,254	60,235
		189,644
Gas Utilities - 0.7%
Atmos Energy Corp.	405,789	43,687
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	1,359,007	20,249
Vistra Corp.	1,489,057	48,722
		68,971
Multi-Utilities - 0.4%
NiSource, Inc.	1,121,341	28,213
TOTAL UTILITIES		330,515
TOTAL COMMON STOCKS (Cost $5,037,559)		6,293,386

Convertible Preferred Stocks - 1.2%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Bolt Threads, Inc.:
Series D (a)(c)(d)	976,285	488
Series E (a)(c)(d)	1,419,309	710
		1,198
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bowery Farming, Inc.:
Series C1 (a)(c)(d)	466,468	3,718
Series D1 (c)(d)	252,678	1,344
		5,062
HEALTH CARE - 0.7%
Biotechnology - 0.7%
National Resilience, Inc. Series B (a)(c)(d)	711,831	43,229
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	15,258
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (a)(c)(d)	145,591	14,980
TOTAL INDUSTRIALS		30,238
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $98,669)		79,727

Money Market Funds - 3.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (f)	125,991,166	126,016
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	75,237,871	75,245
TOTAL MONEY MARKET FUNDS (Cost $201,259)		201,261

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $5,337,487)	6,574,374
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(83,166)
NET ASSETS - 100.0%	6,491,208

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $195,518,000 or 3.0% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,913,000 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	15,021

Bolt Threads, Inc. Series D	12/13/17	15,659

Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	25,230

Bowery Farming, Inc. Series C1	5/18/21	28,104

Bowery Farming, Inc. Series D1	10/25/23	2,387

Bowery Farming, Inc. warrants	10/25/23	0

National Resilience, Inc. Series B	12/01/20	9,724

Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	14,283

Space Exploration Technologies Corp. Class C	9/11/17	275

Space Exploration Technologies Corp. Series H	8/04/17	2,543

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	194,205	442,731	510,919	2,406	-	(1)	126,016	0.3%
Fidelity Securities Lending Cash Central Fund 5.40%	139,889	992,660	1,057,304	88	-	-	75,245	0.3%
Total	334,094	1,435,391	1,568,223	2,494	-	(1)	201,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	152,845	152,845	-	-
Consumer Discretionary	711,190	709,992	-	1,198
Consumer Staples	363,639	357,533	-	6,106
Energy	615,074	615,074	-	-
Financials	1,030,693	1,030,693	-	-
Health Care	497,528	454,299	-	43,229
Industrials	1,556,525	1,411,540	-	144,985
Information Technology	401,073	401,073	-	-
Materials	406,014	406,014	-	-
Real Estate	308,017	308,017	-	-
Utilities	330,515	330,515	-	-

Money Market Funds	201,261	201,261	-	-
Total Investments in Securities:	6,574,374	6,378,856	-	195,518

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$134,304
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	10,681
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$144,985
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$10,681
Other Investments in Securities
Beginning Balance	$49,121
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(975)
Cost of Purchases	2,387
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$50,533
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2023	$(975)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,906) - See accompanying schedule:
Unaffiliated issuers (cost $5,136,228)	$6,373,113
Fidelity Central Funds (cost $201,259)	201,261

Total Investment in Securities (cost $5,337,487)		$6,574,374
Cash		25
Receivable for investments sold		13,298
Receivable for fund shares sold		1,794
Dividends receivable		5,207
Distributions receivable from Fidelity Central Funds		489
Prepaid expenses		11
Other receivables		340
Total assets		6,595,538
Liabilities
Payable for investments purchased	$16,248
Payable for fund shares redeemed	7,617
Accrued management fee	4,017
Other affiliated payables	828
Other payables and accrued expenses	395
Collateral on securities loaned	75,225
Total Liabilities		104,330
Net Assets		$6,491,208
Net Assets consist of:
Paid in capital		$5,064,008
Total accumulated earnings (loss)		1,427,200
Net Assets		$6,491,208

Net Asset Value and Maximum Offering Price
Mid-Cap Stock :
Net Asset Value, offering price and redemption price per share ($5,659,185 ÷ 157,297 shares)		$35.98
Class K :
Net Asset Value, offering price and redemption price per share ($832,023 ÷ 23,091 shares)		$36.03

Statement of Operations
Amounts in thousands		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$56,436
Income from Fidelity Central Funds (including $88 from security lending)		2,494
Total Income		58,930
Expenses
Management fee
Basic fee	$19,132
Performance adjustment	5,515
Transfer agent fees	4,600
Accounting fees	527
Custodian fees and expenses	45
Independent trustees' fees and expenses	19
Registration fees	63
Audit	40
Legal	7
Interest	172
Miscellaneous	20
Total expenses before reductions	30,140
Expense reductions	(280)
Total expenses after reductions		29,860
Net Investment income (loss)		29,070
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	155,249
Redemptions in-kind	19,495
Foreign currency transactions	(83)
Total net realized gain (loss)		174,661
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(552,364)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		(552,391)
Net gain (loss)		(377,730)
Net increase (decrease) in net assets resulting from operations		$(348,660)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,070	$90,863
Net realized gain (loss)	174,661	50,838
Change in net unrealized appreciation (depreciation)	(552,391)	(50,985)
Net increase (decrease) in net assets resulting from operations	(348,660)	90,716
Distributions to shareholders	(22,766)	(385,728)

Share transactions - net increase (decrease)	(1,004,739)	787,613
Total increase (decrease) in net assets	(1,376,165)	492,601

Net Assets
Beginning of period	7,867,373	7,374,772
End of period	$6,491,208	$7,867,373

Financial Highlights
Fidelity® Mid-Cap Stock Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$38.06	$39.74	$44.52	$28.96	$35.31	$38.38
Income from Investment Operations
Net investment income (loss) A,B	.15	.45	.44	.35	.31	.34
Net realized and unrealized gain (loss)	(2.12)	(.09)	.18	17.71	(4.29)	2.26
Total from investment operations	(1.97)	.36	.62	18.06	(3.98)	2.60
Distributions from net investment income	(.11)	(.27)	(.48)	(.39) C	(.35)	(.29)
Distributions from net realized gain	- D	(1.77)	(4.91)	(2.10) C	(2.02)	(5.38)
Total distributions	(.11)	(2.04)	(5.40) E	(2.50) E	(2.37)	(5.67)
Net asset value, end of period	$35.98	$38.06	$39.74	$44.52	$28.96	$35.31
Total Return F,G	(5.19)%	1.06%	1.17%	64.86%	(12.42)%	7.90%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.84% J	.85%	.79%	.77%	.86%	.68%
Expenses net of fee waivers, if any	.83% J	.84%	.79%	.77%	.86%	.67%
Expenses net of all reductions	.83% J	.84%	.79%	.76%	.86%	.67%
Net investment income (loss)	.78% J	1.18%	1.05%	.97%	.90%	.93%
Supplemental Data
Net assets, end of period (in millions)	$5,659	$6,854	$6,034	$6,020	$4,125	$5,373
Portfolio turnover rate K	18% J,L	19% L	17% L	30% L	36% L	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Mid-Cap Stock Fund Class K

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$38.11	$39.77	$44.55	$28.98	$35.32	$38.40
Income from Investment Operations
Net investment income (loss) A,B	.17	.48	.48	.38	.34	.37
Net realized and unrealized gain (loss)	(2.13)	(.08)	.17	17.72	(4.27)	2.26
Total from investment operations	(1.96)	.40	.65	18.10	(3.93)	2.63
Distributions from net investment income	(.12)	(.29)	(.51)	(.43) C	(.39)	(.33)
Distributions from net realized gain	- D	(1.77)	(4.93)	(2.10) C	(2.02)	(5.38)
Total distributions	(.12)	(2.06)	(5.43) E	(2.53)	(2.41)	(5.71)
Net asset value, end of period	$36.03	$38.11	$39.77	$44.55	$28.98	$35.32
Total Return F,G	(5.15)%	1.16%	1.26%	65.01%	(12.30)%	7.99%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.74% J	.75%	.70%	.67%	.76%	.57%
Expenses net of fee waivers, if any	.73% J	.75%	.70%	.67%	.76%	.57%
Expenses net of all reductions	.73% J	.75%	.70%	.66%	.76%	.57%
Net investment income (loss)	.88% J	1.28%	1.13%	1.07%	1.00%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$832	$1,013	$1,341	$1,962	$1,496	$2,348
Portfolio turnover rate K	18% J,L	19% L	17% L	30% L	36% L	29%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$ 195,518	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA	13.1	Increase
			Enterprise value/Revenue multiple (EV/R)	7.5 - 9 .7 / 8.1	Increase
		Market approach	Transaction price	$0.65 -$60.73 / $59.11	Increase
		Black scholes	Discount rate	5.0% - 11.6% / 6.1%	Increase
			Volatility	80.0% - 100.0% / 96.7%	Increase
			Term	0.4 - 2.0 / 1.7	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid-Cap Stock Fund	$340

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,744,031
Gross unrealized depreciation	(507,415)
Net unrealized appreciation (depreciation)	$1,236,616
Tax cost	$5,337,758

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13,752)
Total capital loss carryforward	$(13,752)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock Fund	656,117	1,513,103

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Mid-Cap Stock Fund	1,668	19,495	61,987	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Mid-Cap Stock Fund	6,467	76,622	237,758	Mid-Cap Stock, Class K

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid-Cap Stock as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Mid-Cap Stock	$4,395.14
Class K	205.04
	$4,600

A Annualized

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:
% of Class-Level Average Net Assets
Mid-Cap Stock	0.1370%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Mid-Cap Stock Fund	.01

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:
% of Average Net Assets
Fidelity Mid-Cap Stock Fund	0.0142%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Mid-Cap Stock Fund	$21

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid-Cap Stock Fund	Borrower	$83,005	5.31%	$172

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock Fund	22,443	39,319	(19,477)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mid-Cap Stock Fund	$6

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid-Cap Stock Fund	$9	$-A	$-
A In the amount of less than five-hundred dollars.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $278.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Mid-Cap Stock Fund
Distributions to shareholders
Mid-Cap Stock	$19,574	$316,842
Class K	3,192	68,886
Total	$22,766	$385,728

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2023	Year ended April 30, 2023	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Mid-Cap Stock Fund
Mid-Cap Stock
Shares sold	8,273	48,049	$316,257	$1,804,277
Reinvestment of distributions	474	7,943	17,930	295,347
Shares redeemed	(31,552)	(27,728)	(1,206,437)	(1,047,495)
Net increase (decrease)	(22,805)	28,264	$(872,250)	$1,052,129
Class K
Shares sold	1,839	6,538	$70,451	$247,592
Reinvestment of distributions	84	1,851	3,192	68,886
Shares redeemed	(5,428)	(15,508)	(206,132)	(580,994)
Net increase (decrease)	(3,505)	(7,119)	$(132,489)	$(264,516)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® Mid-Cap Stock Fund
Fidelity® Mid-Cap Stock Fund	.83%
Actual		$ 1,000	$ 948.10	$ 4.06
Hypothetical-B		$ 1,000	$ 1,020.96	$ 4.22
Class K	.73%
Actual		$ 1,000	$ 948.50	$ 3.58
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid-Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.538556.126
MCS-SANN-1223
Fidelity® Series Small Cap Core Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

FirstCash Holdings, Inc.	1.4
Oceaneering International, Inc.	1.3
ASGN, Inc.	1.1
The Brink's Co.	1.1
ICF International, Inc.	1.1
Chord Energy Corp.	1.1
Laureate Education, Inc. Class A	1.0
Tenable Holdings, Inc.	1.0
Federal Signal Corp.	1.0
Applied Industrial Technologies, Inc.	1.0
11.1

Market Sectors (% of Fund's net assets)

Financials	17.1
Industrials	16.6
Health Care	14.6
Information Technology	13.8
Consumer Discretionary	9.1
Energy	8.2
Real Estate	6.3
Materials	4.2
Consumer Staples	4.1
Communication Services	2.4
Utilities	1.8

Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	2,111	137,173
Entertainment - 0.3%
IMAX Corp. (a)	5,130	93,417
Interactive Media & Services - 1.3%
IAC, Inc. (a)	2,339	99,524
QuinStreet, Inc. (a)	11,276	127,532
Ziff Davis, Inc. (a)	2,455	148,429
		375,485
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	8,836	92,778
TOTAL COMMUNICATION SERVICES		698,853
CONSUMER DISCRETIONARY - 9.1%
Automobile Components - 1.4%
Adient PLC (a)	4,699	158,309
Fox Factory Holding Corp. (a)	1,788	145,668
LCI Industries	797	86,467
		390,444
Diversified Consumer Services - 2.8%
Adtalem Global Education, Inc. (a)	1,520	78,736
European Wax Center, Inc. (a)	8,684	128,263
Grand Canyon Education, Inc. (a)	1,277	151,107
Laureate Education, Inc. Class A	20,861	294,975
OneSpaWorld Holdings Ltd. (a)	12,889	135,077
		788,158
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	5,472	147,361
Bowlero Corp. Class A (a)	8,742	88,207
El Pollo Loco Holdings, Inc.	5,802	48,447
Everi Holdings, Inc. (a)	11,375	122,736
NeoGames SA (a)	3,221	83,102
Noodles & Co. (a)	13,942	29,696
Red Rock Resorts, Inc.	1,672	66,128
		585,677
Household Durables - 0.3%
TopBuild Corp. (a)	373	85,327
Leisure Products - 0.5%
Brunswick Corp.	1,913	132,896
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc.	3,035	136,089
Camping World Holdings, Inc.	4,107	68,792
Dick's Sporting Goods, Inc.	889	95,079
Lithia Motors, Inc. Class A (sub. vtg.)	237	57,404
Murphy U.S.A., Inc.	430	155,957
		513,321
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	48	28,659
Rocky Brands, Inc.	4,994	61,326
		89,985
TOTAL CONSUMER DISCRETIONARY		2,585,808
CONSUMER STAPLES - 4.1%
Beverages - 0.4%
Primo Water Corp.	9,248	120,779
Consumer Staples Distribution & Retail - 1.1%
Performance Food Group Co. (a)	2,370	136,891
Sprouts Farmers Market LLC (a)	4,179	175,602
		312,493
Food Products - 1.4%
Hostess Brands, Inc. Class A (a)	1,956	65,330
Sovos Brands, Inc. (a)	1,392	30,220
SunOpta, Inc. (a)	8,936	34,314
The Simply Good Foods Co. (a)	3,110	115,972
TreeHouse Foods, Inc. (a)	3,827	159,548
		405,384
Household Products - 0.5%
Spectrum Brands Holdings, Inc.	2,023	152,372
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	4,320	188,914
TOTAL CONSUMER STAPLES		1,179,942
ENERGY - 8.2%
Energy Equipment & Services - 3.9%
Cactus, Inc.	5,312	249,345
Liberty Oilfield Services, Inc. Class A	6,108	120,328
Oceaneering International, Inc. (a)	16,398	360,592
Patterson-UTI Energy, Inc.	9,513	120,815
TechnipFMC PLC	11,969	257,573
		1,108,653
Oil, Gas & Consumable Fuels - 4.3%
California Resources Corp.	1,289	67,789
Chord Energy Corp.	1,844	304,850
Denbury, Inc. (a)	753	66,934
Golar LNG Ltd.	6,387	143,260
Magnolia Oil & Gas Corp. Class A	1,974	44,316
National Energy Services Reunited Corp. (a)	2,183	12,334
Northern Oil & Gas, Inc.	4,218	161,718
Range Resources Corp.	5,509	197,443
Sitio Royalties Corp.	9,652	238,597
		1,237,241
TOTAL ENERGY		2,345,894
FINANCIALS - 17.1%
Banks - 9.9%
BankUnited, Inc.	5,058	110,315
Bridgewater Bancshares, Inc. (a)	8,880	85,514
Byline Bancorp, Inc.	4,959	94,072
Cadence Bank	11,705	247,912
Camden National Corp.	4,344	126,671
ConnectOne Bancorp, Inc.	3,710	60,436
East West Bancorp, Inc.	2,396	128,474
Eastern Bankshares, Inc.	9,256	101,909
First Foundation, Inc.	1,439	6,533
First Interstate Bancsystem, Inc.	7,986	184,237
FNB Corp., Pennsylvania	12,911	138,019
Glacier Bancorp, Inc.	2,177	65,724
Hanmi Financial Corp.	9,965	146,286
Independent Bank Corp.	5,196	103,660
Independent Bank Group, Inc.	1,849	65,362
International Bancshares Corp.	1,320	57,856
Orrstown Financial Services, Inc.	3,512	74,138
Popular, Inc.	909	59,121
United Community Bank, Inc.	6,997	154,564
Univest Corp. of Pennsylvania	10,995	183,177
Webster Financial Corp.	4,994	189,622
Western Alliance Bancorp.	4,839	198,883
Wintrust Financial Corp.	3,187	238,037
		2,820,522
Capital Markets - 1.8%
Patria Investments Ltd.	2,554	32,921
Perella Weinberg Partners Class A	20,003	196,229
Piper Jaffray Companies	940	131,459
PJT Partners, Inc.	1,751	137,208
		497,817
Consumer Finance - 1.5%
FirstCash Holdings, Inc.	3,678	400,602
NerdWallet, Inc. (a)	3,046	32,836
		433,438
Financial Services - 2.0%
Essent Group Ltd.	3,443	162,647
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	414	61,504
Flywire Corp. (a)	6,096	163,921
NMI Holdings, Inc. (a)	4,997	136,668
Shift4 Payments, Inc. (a)	1,152	51,287
		576,027
Insurance - 1.3%
BRP Group, Inc. (a)	6,242	130,645
Reinsurance Group of America, Inc.	465	69,504
Selective Insurance Group, Inc.	550	57,261
White Mountains Insurance Group Ltd.	73	104,445
		361,855
Mortgage Real Estate Investment Trusts - 0.6%
Redwood Trust, Inc.	28,375	178,195
TOTAL FINANCIALS		4,867,854
HEALTH CARE - 14.6%
Biotechnology - 6.1%
Argenx SE ADR (a)	362	169,984
Blueprint Medicines Corp. (a)	3,994	235,087
Celldex Therapeutics, Inc. (a)	3,865	90,905
Cerevel Therapeutics Holdings (a)	3,894	92,093
Cytokinetics, Inc. (a)	5,293	184,514
Day One Biopharmaceuticals, Inc. (a)	13,542	160,202
Krystal Biotech, Inc. (a)	1,019	119,091
Mineralys Therapeutics, Inc.	1,406	10,868
Mirati Therapeutics, Inc. (a)	2,501	138,881
Natera, Inc. (a)	3,650	144,066
Prelude Therapeutics, Inc. (a)	11,506	19,445
PTC Therapeutics, Inc. (a)	5,123	96,056
Vaxcyte, Inc. (a)	3,502	168,446
Verve Therapeutics, Inc. (a)	9,310	112,092
		1,741,730
Health Care Equipment & Supplies - 2.8%
Axonics Modulation Technologies, Inc. (a)	3,454	176,879
Envista Holdings Corp. (a)	2,252	52,404
Glaukos Corp. (a)	1,704	116,213
Haemonetics Corp. (a)	926	78,923
Inspire Medical Systems, Inc. (a)	427	62,837
Lantheus Holdings, Inc. (a)	1,881	121,513
Merit Medical Systems, Inc. (a)	1,097	75,408
Tactile Systems Technology, Inc. (a)	3,240	35,381
TransMedics Group, Inc. (a)	2,498	93,625
ViewRay, Inc. (a)	34,227	3
		813,186
Health Care Providers & Services - 3.3%
Acadia Healthcare Co., Inc. (a)	2,508	184,363
HealthEquity, Inc. (a)	2,817	201,923
LifeStance Health Group, Inc. (a)	18,001	104,946
Option Care Health, Inc. (a)	2,649	73,457
Privia Health Group, Inc. (a)	5,086	106,908
Surgery Partners, Inc. (a)	3,086	71,379
The Ensign Group, Inc.	1,988	192,041
		935,017
Health Care Technology - 0.5%
Evolent Health, Inc. (a)	2,982	72,850
Phreesia, Inc. (a)	4,433	60,555
		133,405
Life Sciences Tools & Services - 0.6%
Pacific Biosciences of California, Inc. (a)	15,031	92,892
Quanterix Corp. (a)	3,197	69,439
		162,331
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	8,462	136,407
Axsome Therapeutics, Inc. (a)	2,265	141,064
Ventyx Biosciences, Inc. (a)	2,975	42,900
Verona Pharma PLC ADR (a)	3,804	53,066
		373,437
TOTAL HEALTH CARE		4,159,106
INDUSTRIALS - 16.6%
Aerospace & Defense - 2.3%
AerSale Corp. (a)	9,941	151,998
Cadre Holdings, Inc.	7,472	209,590
Kratos Defense & Security Solutions, Inc. (a)	11,648	198,598
V2X, Inc. (a)	2,119	108,217
		668,403
Commercial Services & Supplies - 1.9%
ACV Auctions, Inc. Class A (a)	5,605	74,715
Montrose Environmental Group, Inc. (a)	2,737	63,279
The Brink's Co.	4,831	323,001
VSE Corp.	1,293	69,563
		530,558
Construction & Engineering - 1.7%
Bowman Consulting Group Ltd. (a)	3,022	80,295
Dycom Industries, Inc. (a)	2,044	174,108
EMCOR Group, Inc.	573	118,410
Granite Construction, Inc.	3,152	127,593
		500,406
Electrical Equipment - 1.2%
Atkore, Inc. (a)	1,216	151,124
Shoals Technologies Group, Inc. (a)	12,086	185,641
		336,765
Ground Transportation - 0.6%
Saia, Inc. (a)	465	166,698
Machinery - 2.8%
Columbus McKinnon Corp. (NY Shares)	4,505	137,718
Crane Co.	2,130	207,313
Federal Signal Corp.	4,799	278,534
ITT, Inc.	994	92,790
John Bean Technologies Corp.	854	88,833
		805,188
Passenger Airlines - 0.3%
Sun Country Airlines Holdings, Inc. (a)	5,987	77,951
Professional Services - 4.3%
ASGN, Inc. (a)	3,886	324,326
Concentrix Corp.	920	70,113
CRA International, Inc.	1,982	192,472
ICF International, Inc.	2,413	305,799
Maximus, Inc.	1,965	146,825
TrueBlue, Inc. (a)	3,986	44,125
WNS Holdings Ltd. sponsored ADR (a)	2,611	141,830
		1,225,490
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	1,747	268,182
FTAI Aviation Ltd.	3,997	150,327
		418,509
TOTAL INDUSTRIALS		4,729,968
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (a)	3,332	130,648
Electronic Equipment, Instruments & Components - 2.4%
Advanced Energy Industries, Inc.	1,043	91,012
Coherent Corp. (a)	7,003	207,289
Crane Nxt Co.	2,705	140,660
Napco Security Technologies, Inc.	5,546	101,880
TTM Technologies, Inc. (a)	13,883	159,516
		700,357
IT Services - 0.7%
Digitalocean Holdings, Inc. (a)	3,192	65,308
Perficient, Inc. (a)	2,247	130,753
		196,061
Semiconductors & Semiconductor Equipment - 4.0%
Cirrus Logic, Inc. (a)	1,448	96,915
Diodes, Inc. (a)	851	55,383
Ichor Holdings Ltd. (a)	3,020	73,265
Impinj, Inc. (a)	349	22,549
MACOM Technology Solutions Holdings, Inc. (a)	2,176	153,495
Nova Ltd. (a)	650	61,731
Onto Innovation, Inc. (a)	2,237	251,372
SiTime Corp. (a)	2,016	201,197
SMART Global Holdings, Inc. (a)	7,646	104,750
Synaptics, Inc. (a)	1,371	114,698
		1,135,355
Software - 5.3%
BlackLine, Inc. (a)	3,487	171,212
MicroStrategy, Inc. Class A (a)	202	85,525
New Relic, Inc. (a)	1,925	166,840
Qualys, Inc. (a)	1,726	263,992
Rapid7, Inc. (a)	2,261	105,114
Telos Corp. (a)	7,421	17,217
Tenable Holdings, Inc. (a)	6,669	280,832
Varonis Systems, Inc. (a)	7,172	241,266
Workiva, Inc. (a)	2,019	175,835
		1,507,833
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	6,356	171,739
Pure Storage, Inc. Class A (a)	3,229	109,172
		280,911
TOTAL INFORMATION TECHNOLOGY		3,951,165
MATERIALS - 4.2%
Chemicals - 2.3%
Element Solutions, Inc.	5,510	100,447
Methanex Corp.	3,161	130,391
Olin Corp.	2,020	86,294
Quaker Houghton	858	123,312
The Chemours Co. LLC	4,035	97,284
Tronox Holdings PLC	10,036	107,285
		645,013
Construction Materials - 0.6%
Eagle Materials, Inc.	529	81,418
Summit Materials, Inc.	3,125	102,813
		184,231
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	4,887	105,119
Metals & Mining - 0.9%
ATI, Inc. (a)	3,694	139,522
Constellium NV (a)	8,109	128,122
		267,644
TOTAL MATERIALS		1,202,007
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Apple Hospitality (REIT), Inc.	9,195	144,178
Armada Hoffler Properties, Inc.	10,854	108,106
Douglas Emmett, Inc.	8,575	96,126
Four Corners Property Trust, Inc.	7,610	162,093
LXP Industrial Trust (REIT)	22,916	181,266
Outfront Media, Inc.	7,253	70,789
Plymouth Industrial REIT, Inc.	8,140	162,312
Postal Realty Trust, Inc.	5,208	68,954
RLJ Lodging Trust	19,042	178,995
Ryman Hospitality Properties, Inc.	1,494	127,886
Spirit Realty Capital, Inc.	2,738	98,541
Urban Edge Properties	11,688	185,372
		1,584,618
Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	23,112	170,335
Jones Lang LaSalle, Inc. (a)	410	52,447
		222,782
TOTAL REAL ESTATE		1,807,400
UTILITIES - 1.8%
Electric Utilities - 0.9%
Allete, Inc.	3,729	199,651
IDACORP, Inc.	647	61,277
		260,928
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	1,451	37,378
New Jersey Resources Corp.	2,397	97,270
		134,648
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	4,581	104,264
TOTAL UTILITIES		499,840
TOTAL COMMON STOCKS (Cost $29,764,083)		28,027,837

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $534,036)	533,929	534,036

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $30,298,119)	28,561,873
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(29,507)
NET ASSETS - 100.0%	28,532,366

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	37,469	27,821,029	27,324,462	15,159	-	-	534,036	0.0%
Total	37,469	27,821,029	27,324,462	15,159	-	-	534,036

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	698,853	698,853	-	-
Consumer Discretionary	2,585,808	2,585,808	-	-
Consumer Staples	1,179,942	1,179,942	-	-
Energy	2,345,894	2,345,894	-	-
Financials	4,867,854	4,867,854	-	-
Health Care	4,159,106	4,159,106	-	-
Industrials	4,729,968	4,729,968	-	-
Information Technology	3,951,165	3,951,165	-	-
Materials	1,202,007	1,202,007	-	-
Real Estate	1,807,400	1,807,400	-	-
Utilities	499,840	499,840	-	-

Money Market Funds	534,036	534,036	-	-
Total Investments in Securities:	28,561,873	28,561,873	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $29,764,083)	$28,027,837
Fidelity Central Funds (cost $534,036)	534,036

Total Investment in Securities (cost $30,298,119)		$28,561,873
Receivable for investments sold		26,075
Receivable for fund shares sold		12,233
Dividends receivable		4,067
Distributions receivable from Fidelity Central Funds		1,992
Receivable from investment adviser for expense reductions		234
Total assets		28,606,474
Liabilities
Payable for investments purchased	$72,219
Other payables and accrued expenses	1,889
Total Liabilities		74,108
Net Assets		$28,532,366
Net Assets consist of:
Paid in capital		$29,911,921
Total accumulated earnings (loss)		(1,379,555)
Net Assets		$28,532,366
Net Asset Value, offering price and redemption price per share ($28,532,366 ÷ 3,053,483 shares)		$9.34

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$197,142
Income from Fidelity Central Funds		15,159
Total Income		212,301
Expenses
Custodian fees and expenses	$3,400
Independent trustees' fees and expenses	60
Total expenses before reductions	3,460
Expense reductions	(3,332)
Total expenses after reductions		128
Net Investment income (loss)		212,173
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	167,332
Total net realized gain (loss)		167,332
Change in net unrealized appreciation (depreciation) on investment securities		(1,738,726)
Net gain (loss)		(1,571,394)
Net increase (decrease) in net assets resulting from operations		$(1,359,221)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	For the period November 4, 2022 (commencement of operations) through April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$212,173	$16,966
Net realized gain (loss)	167,332	(18,234)
Change in net unrealized appreciation (depreciation)	(1,738,726)	2,480
Net increase (decrease) in net assets resulting from operations	(1,359,221)	1,212
Distributions to shareholders	(18,246)	(3,300)

Share transactions
Proceeds from sales of shares	1,967,051	29,788,496
Reinvestment of distributions	18,246	3,300
Cost of shares redeemed	(1,865,172)	-

Net increase (decrease) in net assets resulting from share transactions	120,125	29,791,796
Total increase (decrease) in net assets	(1,257,342)	29,789,708

Net Assets
Beginning of period	29,789,708	-
End of period	$28,532,366	$29,789,708

Other Information
Shares
Sold	202,117	3,040,580
Issued in reinvestment of distributions	1,805	334
Redeemed	(191,353)	-
Net increase (decrease)	12,569	3,040,914

Financial Highlights
Fidelity® Series Small Cap Core Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$9.80	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.05
Net realized and unrealized gain (loss)	(.52)	(.22)
Total from investment operations	(.45)	(.17)
Distributions from net investment income	(.01)	(.03)
Total distributions	(.01)	(.03)
Net asset value, end of period	$9.34	$9.80
Total Return D,E	(4.64)%	(1.67)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.02% H	.20% H
Expenses net of fee waivers, if any	-% H,I	-% H,I
Expenses net of all reductions	-% H,I	-% H,I
Net investment income (loss)	1.39% H	1.12% H
Supplemental Data
Net assets, end of period (000 omitted)	$28,532	$29,790
Portfolio turnover rate J	85% H	12% K

AFor the period November 4, 2022 (commencement of operations) through April 30, 2023.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount represents less than $.005 per share.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Series Small Cap Core Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,863,288
Gross unrealized depreciation	(3,615,225)
Net unrealized appreciation (depreciation)	$(1,751,937)
Tax cost	$30,313,810

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Core Fund	14,036,680	12,673,707

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Core Fund	$207

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Core Fund	1,586,568	1,163,412	106,523

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,941.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $391.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Series Small Cap Core Fund	-%-D
Actual		$ 1,000	$ 953.60	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

1.9906192.100
SCC-SANN-1223
Fidelity® Founders Fund

Semi-Annual Report
October 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	8.9
NVIDIA Corp.	5.8
Alphabet, Inc. Class C	5.2
Meta Platforms, Inc. Class A	4.9
Uber Technologies, Inc.	4.0
Marriott International, Inc. Class A	3.4
Amazon.com, Inc.	3.2
Netflix, Inc.	3.0
Tourmaline Oil Corp.	2.3
UnitedHealth Group, Inc.	2.3
43.0

Market Sectors (% of Fund's net assets)

Information Technology	31.4
Consumer Discretionary	16.8
Communication Services	15.4
Financials	8.5
Industrials	8.3
Health Care	7.7
Energy	4.8
Materials	2.0
Real Estate	1.7
Consumer Staples	1.7

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.2%
Entertainment - 4.0%
Endeavor Group Holdings, Inc.	37,597	855,708
Netflix, Inc. (a)	7,153	2,944,819
Spotify Technology SA (a)	898	147,954
		3,948,481
Interactive Media & Services - 10.1%
Alphabet, Inc. Class C (a)	40,229	5,040,694
Meta Platforms, Inc. Class A (a)	15,887	4,786,276
VerticalScope Holdings, Inc. (a)	7,292	26,134
		9,853,104
Media - 1.1%
Comcast Corp. Class A	11,721	483,960
The Trade Desk, Inc. (a)	8,738	620,048
		1,104,008
TOTAL COMMUNICATION SERVICES		14,905,593
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 1.0%
Li Auto, Inc. ADR (a)	5,309	179,497
Rivian Automotive, Inc. (a)	1,109	17,988
Tesla, Inc. (a)	3,846	772,431
		969,916
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	23,671	3,150,373
Global-e Online Ltd. (a)	13,768	483,394
		3,633,767
Hotels, Restaurants & Leisure - 6.1%
Airbnb, Inc. Class A (a)	13,362	1,580,591
Cava Group, Inc. (b)	300	9,477
Draftkings Holdings, Inc. (a)	31,963	882,818
Dutch Bros, Inc. (a)	300	7,302
Marriott International, Inc. Class A	17,846	3,365,042
Monarch Casino & Resort, Inc.	724	43,578
Penn Entertainment, Inc. (a)	3,300	65,109
Red Rock Resorts, Inc.	1,003	39,669
		5,993,586
Household Durables - 0.9%
Chervon Holdings Ltd.	66,500	163,793
D.R. Horton, Inc.	5,800	605,520
Garmin Ltd.	756	77,513
		846,826
Specialty Retail - 1.3%
Aritzia, Inc. (a)	22,857	355,526
Auto1 Group SE (a)(c)	16,871	98,896
Industria de Diseno Textil SA	17,787	612,605
Revolve Group, Inc. (a)(b)	8,500	116,875
thredUP, Inc. (a)	400	1,288
Wayfair LLC Class A (a)	2,097	89,353
		1,274,543
Textiles, Apparel & Luxury Goods - 3.8%
Brunello Cucinelli SpA	3,651	293,018
Capri Holdings Ltd. (a)	10,761	550,748
LVMH Moet Hennessy Louis Vuitton SE	669	478,958
Moncler SpA	9,992	517,420
On Holding AG (a)	300	7,701
Prada SpA	117,710	709,092
Ralph Lauren Corp.	10,742	1,208,797
		3,765,734
TOTAL CONSUMER DISCRETIONARY		16,484,372
CONSUMER STAPLES - 1.7%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	600	200,370
Monster Beverage Corp.	26,863	1,372,699
		1,573,069
Personal Care Products - 0.1%
The Beauty Health Co. (a)(b)	9,600	38,880
TOTAL CONSUMER STAPLES		1,611,949
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Devon Energy Corp.	2,256	105,062
Hess Corp.	14,338	2,070,407
Reliance Industries Ltd.	11,516	316,570
Tourmaline Oil Corp. (b)	42,569	2,251,008
		4,743,047
FINANCIALS - 8.5%
Banks - 0.5%
Pinnacle Financial Partners, Inc.	5,665	353,269
Starling Bank Ltd. Series D (a)(d)(e)	44,800	160,089
		513,358
Capital Markets - 5.7%
Antin Infrastructure Partners SA	962	11,441
Ares Management Corp.	18,277	1,801,929
BlackRock, Inc. Class A	3,579	2,191,350
Blue Owl Capital, Inc. Class A	16,932	208,772
EQT AB	2,811	51,096
Intercontinental Exchange, Inc.	5,260	565,134
KKR & Co. LP	4,873	269,964
Morningstar, Inc.	1,122	284,135
XP, Inc. Class A	10,973	219,460
		5,603,281
Consumer Finance - 0.1%
NerdWallet, Inc. (a)	400	4,312
Upstart Holdings, Inc. (a)(b)	1,975	47,459
		51,771
Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	3,815	1,302,174
Block, Inc. Class A (a)	15,520	624,680
Jio Financial Services Ltd.	10,760	28,549
Remitly Global, Inc. (a)	200	5,386
		1,960,789
Insurance - 0.2%
Arthur J. Gallagher & Co.	703	165,549
TOTAL FINANCIALS		8,294,748
HEALTH CARE - 7.7%
Biotechnology - 2.3%
Argenx SE ADR (a)	2,608	1,224,639
Blueprint Medicines Corp. (a)	872	51,326
Celldex Therapeutics, Inc. (a)	5,436	127,855
Prelude Therapeutics, Inc. (a)	300	507
Regeneron Pharmaceuticals, Inc. (a)	944	736,216
TG Therapeutics, Inc. (a)	9,875	76,334
		2,216,877
Health Care Equipment & Supplies - 1.5%
Glaukos Corp. (a)	1,800	122,760
Inspire Medical Systems, Inc. (a)	2,760	406,162
Masimo Corp. (a)	2,477	200,959
Penumbra, Inc. (a)	3,692	705,726
TransMedics Group, Inc. (a)	481	18,028
		1,453,635
Health Care Providers & Services - 2.6%
Guardant Health, Inc. (a)	2,678	69,307
LifeStance Health Group, Inc. (a)	37,998	221,528
The Joint Corp. (a)	1,173	9,161
UnitedHealth Group, Inc.	4,141	2,217,754
		2,517,750
Health Care Technology - 0.2%
Doximity, Inc. (a)	1,932	39,471
Evolent Health, Inc. (c)	7,850	191,776
		231,247
Life Sciences Tools & Services - 1.0%
Bruker Corp.	4,388	250,116
Danaher Corp.	3,922	753,102
Stevanato Group SpA (b)	1,249	34,910
		1,038,128
Pharmaceuticals - 0.1%
Ventyx Biosciences, Inc. (a)	4,650	67,053
TOTAL HEALTH CARE		7,524,690
INDUSTRIALS - 8.3%
Aerospace & Defense - 0.6%
HEICO Corp. Class A	4,938	627,768
Commercial Services & Supplies - 2.2%
Cintas Corp.	2,388	1,211,003
GFL Environmental, Inc.	17,222	496,338
Veralto Corp.	1,307	90,183
Waste Connections, Inc. (United States)	3,149	407,796
		2,205,320
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd. (a)	333	8,848
Electrical Equipment - 0.0%
Nextracker, Inc. Class A (b)	400	13,904
Ground Transportation - 4.0%
Uber Technologies, Inc. (a)	89,826	3,887,669
Machinery - 0.3%
Symbotic, Inc. (a)(b)	7,321	249,134
Professional Services - 1.2%
TDCX, Inc. ADR (a)	300	1,389
Thomson Reuters Corp.	9,830	1,177,473
		1,178,862
TOTAL INDUSTRIALS		8,171,505
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	1,745	349,646
Electronic Equipment, Instruments & Components - 0.0%
Vontier Corp.	1,083	32,013
IT Services - 4.5%
CGI, Inc. Class A (sub. vtg.) (a)	890	85,923
Cloudflare, Inc. (a)	6,857	388,723
Globant SA (a)	4,659	793,381
MongoDB, Inc. Class A (a)	3,535	1,218,126
Shopify, Inc. Class A (a)	34,371	1,621,967
Snowflake, Inc. (a)	1,990	288,809
		4,396,929
Semiconductors & Semiconductor Equipment - 7.1%
Analog Devices, Inc.	6,195	974,659
Monolithic Power Systems, Inc.	800	353,392
NVIDIA Corp.	13,862	5,652,924
		6,980,975
Software - 19.1%
Adobe, Inc. (a)	3,804	2,023,956
BlackLine, Inc. (a)	6,903	338,937
Confluent, Inc. (a)	6,253	180,774
Dynatrace, Inc. (a)	16,580	741,292
HashiCorp, Inc. (a)	200	3,938
Intuit, Inc.	2,282	1,129,476
Microsoft Corp.	25,870	8,746,904
MicroStrategy, Inc. Class A (a)	667	282,401
nCino, Inc. (a)	84	2,360
Oracle Corp.	13,430	1,388,662
Procore Technologies, Inc. (a)	3,333	203,613
Salesforce, Inc. (a)	4,924	988,887
Samsara, Inc. (a)	800	18,456
Synopsys, Inc. (a)	1,901	892,405
Tenable Holdings, Inc. (a)	3,985	167,808
UiPath, Inc. Class A (a)	19,398	301,251
Workday, Inc. Class A (a)	5,114	1,082,685
Zscaler, Inc. (a)	1,553	246,446
		18,740,251
TOTAL INFORMATION TECHNOLOGY		30,499,814
MATERIALS - 2.0%
Metals & Mining - 2.0%
Barrick Gold Corp.	118,413	1,892,240
First Quantum Minerals Ltd.	9,300	107,771
		2,000,011
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Equity Residential (SBI)	11,360	628,549
Public Storage	3,248	775,330
		1,403,879
Real Estate Management & Development - 0.3%
Zillow Group, Inc. Class C (a)	7,966	288,768
TOTAL REAL ESTATE		1,692,647
TOTAL COMMON STOCKS (Cost $80,442,321)		95,928,376

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e)	638	149,069
Reddit, Inc. Series E (a)(d)(e)	200	6,230
		155,299
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (d)(e)	17	18,142
Series A2 (d)(e)	3	3,202
		21,344
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	16,941
Series F (a)(d)(e)	12,743	86,907
		103,848
Software - 0.2%
Evozyne, Inc. Series A (a)(d)(e)	1,000	14,730
Moloco, Inc. Series A (d)(e)	3,703	222,180
		236,910
TOTAL INFORMATION TECHNOLOGY		340,758
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $780,597)		517,401

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	663,423	663,555
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	554,920	554,975
TOTAL MONEY MARKET FUNDS (Cost $1,218,530)		1,218,530

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $82,441,448)	97,664,307
NET OTHER ASSETS (LIABILITIES) - 0.4%	389,848
NET ASSETS - 100.0%	98,054,155

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $290,672 or 0.3% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $677,490 or 0.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	69,908

Canva, Inc. Series A	9/22/23	18,133

Canva, Inc. Series A2	9/22/23	3,200

Evozyne, Inc. Series A	4/09/21	22,470

Moloco, Inc. Series A	6/26/23	222,180

Reddit, Inc. Series E	5/18/21	8,495

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	85,152

Yanka Industries, Inc. Series E	5/15/20	30,005

Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,147,926	13,674,705	15,159,076	67,265	-	-	663,555	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	320,400	7,083,013	6,848,438	3,521	-	-	554,975	0.0%
Total	2,468,326	20,757,718	22,007,514	70,786	-	-	1,218,530

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	15,060,892	14,905,593	-	155,299
Consumer Discretionary	16,505,716	15,132,529	1,351,843	21,344
Consumer Staples	1,611,949	1,611,949	-	-
Energy	4,743,047	4,426,477	316,570	-
Financials	8,294,748	8,106,110	28,549	160,089
Health Care	7,524,690	7,524,690	-	-
Industrials	8,171,505	8,171,505	-	-
Information Technology	30,840,572	30,499,814	-	340,758
Materials	2,000,011	2,000,011	-	-
Real Estate	1,692,647	1,692,647	-	-

Money Market Funds	1,218,530	1,218,530	-	-
Total Investments in Securities:	97,664,307	95,289,855	1,696,962	677,490
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $535,458) - See accompanying schedule:
Unaffiliated issuers (cost $81,222,918)	$96,445,777
Fidelity Central Funds (cost $1,218,530)	1,218,530

Total Investment in Securities (cost $82,441,448)		$97,664,307
Receivable for investments sold		1,301,425
Receivable for fund shares sold		43,010
Dividends receivable		36,484
Distributions receivable from Fidelity Central Funds		5,622
Prepaid expenses		137
Total assets		99,050,985
Liabilities
Payable for investments purchased	$341,346
Payable for fund shares redeemed	14,728
Accrued management fee	34,634
Distribution and service plan fees payable	9,611
Other affiliated payables	20,869
Other payables and accrued expenses	20,667
Collateral on securities loaned	554,975
Total Liabilities		996,830
Net Assets		$98,054,155
Net Assets consist of:
Paid in capital		$86,605,164
Total accumulated earnings (loss)		11,448,991
Net Assets		$98,054,155

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($15,727,396 ÷ 1,027,417 shares)(a)		$15.31
Maximum offering price per share (100/94.25 of $15.31)		$16.24
Class M :
Net Asset Value and redemption price per share ($10,202,730 ÷ 671,576 shares)(a)		$15.19
Maximum offering price per share (100/96.50 of $15.19)		$15.74
Class C :
Net Asset Value and offering price per share ($2,304,731 ÷ 154,333 shares)(a)		$14.93
Fidelity Founders Fund :
Net Asset Value, offering price and redemption price per share ($60,956,950 ÷ 3,952,816 shares)		$15.42
Class I :
Net Asset Value, offering price and redemption price per share ($3,425,572 ÷ 222,135 shares)		$15.42
Class Z :
Net Asset Value, offering price and redemption price per share ($5,436,776 ÷ 351,061 shares)		$15.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$433,966
Interest		30
Income from Fidelity Central Funds (including $3,521 from security lending)		70,786
Total Income		504,782
Expenses
Management fee
Basic fee	$267,287
Performance adjustment	(55,816)
Transfer agent fees	105,024
Distribution and service plan fees	54,315
Accounting fees	18,082
Custodian fees and expenses	4,467
Independent trustees' fees and expenses	246
Registration fees	26,971
Audit	20,990
Legal	615
Miscellaneous	189
Total expenses before reductions	442,370
Expense reductions	(4,075)
Total expenses after reductions		438,295
Net Investment income (loss)		66,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	267,899
Foreign currency transactions	(2,077)
Total net realized gain (loss)		265,822
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	830,307
Assets and liabilities in foreign currencies	(387)
Total change in net unrealized appreciation (depreciation)		829,920
Net gain (loss)		1,095,742
Net increase (decrease) in net assets resulting from operations		$1,162,229
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,487	$623,204
Net realized gain (loss)	265,822	(3,924,115)
Change in net unrealized appreciation (depreciation)	829,920	(384,550)
Net increase (decrease) in net assets resulting from operations	1,162,229	(3,685,461)
Distributions to shareholders	-	(2,274,733)

Share transactions - net increase (decrease)	3,377,142	(11,151,975)
Total increase (decrease) in net assets	4,539,371	(17,112,169)

Net Assets
Beginning of period	93,514,784	110,626,953
End of period	$98,054,155	$93,514,784

Financial Highlights
Fidelity Advisor® Founders Fund Class A

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.07	$15.71	$18.71	$11.85	$10.85	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.07	- D,E	(.14)	(.05) F	(.02)
Net realized and unrealized gain (loss)	.24	(.38)	(1.88)	7.00	1.05	.87
Total from investment operations	.24	(.31)	(1.88)	6.86	1.00	.85
Distributions from net investment income	-	(.07)	(.02)	-	- D	-
Distributions from net realized gain	-	(.26)	(1.11)	-	-	-
Total distributions	-	(.33)	(1.12) G	-	- D	-
Net asset value, end of period	$15.31	$15.07	$15.71	$18.71	$11.85	$10.85
Total Return H,I,J	1.59%	(1.90)%	(10.74)%	57.89%	9.25%	8.50%
Ratios to Average Net Assets C,K,L
Expenses before reductions	1.03% M	1.24%	1.17%	1.25%	2.05%	4.81% M
Expenses net of fee waivers, if any	1.02% M	1.15%	1.15%	1.25%	1.25%	1.25% M
Expenses net of all reductions	1.02% M	1.15%	1.15%	1.24%	1.25%	1.25% M
Net investment income (loss)	(.03)% M	.49%	-% E,N	(.83)%	(.47)% F	(.74)% M
Supplemental Data
Net assets, end of period (000 omitted)	$15,727	$13,884	$11,013	$11,606	$1,310	$220
Portfolio turnover rate O	34% M	51%	47%	57%	82%	4% P

AFor the period February 14, 2019 (commencement of operations) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.19)%.

FNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.70)%.

GTotal distributions per share do not sum due to rounding.

HTotal returns for periods of less than one year are not annualized.

ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

JTotal returns do not include the effect of the sales charges.

KFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

LExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

MAnnualized.

NAmount represents less than .005%.

OAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

PAmount not annualized.

Fidelity Advisor® Founders Fund Class M

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.97	$15.62	$18.62	$11.82	$10.85	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.02)	.03	(.04) D	(.17)	(.08) E	(.02)
Net realized and unrealized gain (loss)	.24	(.38)	(1.87)	6.97	1.05	.87
Total from investment operations	.22	(.35)	(1.91)	6.80	.97	.85
Distributions from net investment income	-	(.04)	-	-	-	-
Distributions from net realized gain	-	(.26)	(1.09)	-	-	-
Total distributions	-	(.30)	(1.09)	-	-	-
Net asset value, end of period	$15.19	$14.97	$15.62	$18.62	$11.82	$10.85
Total Return F,G,H	1.47%	(2.20)%	(10.93)%	57.53%	8.94%	8.50%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.25% K	1.44%	1.39%	1.46%	2.14%	5.05% K
Expenses net of fee waivers, if any	1.24% K	1.40%	1.38%	1.46%	1.50%	1.50% K
Expenses net of all reductions	1.24% K	1.40%	1.38%	1.45%	1.50%	1.50% K
Net investment income (loss)	(.25)% K	.24%	(.24)% D	(1.04)%	(.72)% E	(.99)% K
Supplemental Data
Net assets, end of period (000 omitted)	$10,203	$8,354	$8,562	$7,357	$695	$205
Portfolio turnover rate L	34% K	51%	47%	57%	82%	4% M

AFor the period February 14, 2019 (commencement of operations) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.42)%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95)%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Fidelity Advisor® Founders Fund Class C

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.76	$15.43	$18.41	$11.75	$10.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.04)	(.14) D	(.26)	(.13) E	(.03)
Net realized and unrealized gain (loss)	.23	(.37)	(1.84)	6.92	1.04	.87
Total from investment operations	.17	(.41)	(1.98)	6.66	.91	.84
Distributions from net realized gain	-	(.26)	(1.00)	-	-	-
Total distributions	-	(.26)	(1.00)	-	-	-
Net asset value, end of period	$14.93	$14.76	$15.43	$18.41	$11.75	$10.84
Total Return F,G,H	1.15%	(2.67)%	(11.40)%	56.68%	8.39%	8.40%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.81% K	2.01%	1.99%	2.04%	2.64%	5.67% K
Expenses net of fee waivers, if any	1.80% K	1.90%	1.91%	2.00%	2.00%	2.00% K
Expenses net of all reductions	1.80% K	1.90%	1.91%	1.99%	2.00%	2.00% K
Net investment income (loss)	(.81)% K	(.26)%	(.76)% D	(1.58)%	(1.22)% E	(1.49)% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,305	$1,613	$1,717	$2,035	$335	$173
Portfolio turnover rate L	34% K	51%	47%	57%	82%	4% M

AFor the period February 14, 2019 (commencement of operations) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.95)%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.45)%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Fidelity® Founders Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.16	$15.79	$18.80	$11.88	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.11	.05 D	(.09)	(.02) E	(.01)
Net realized and unrealized gain (loss)	.24	(.39)	(1.89)	7.01	1.05	.87
Total from investment operations	.26	(.28)	(1.84)	6.92	1.03	.86
Distributions from net investment income	-	(.09)	(.04)	-	(.01)	-
Distributions from net realized gain	-	(.26)	(1.13)	-	-	-
Total distributions	-	(.35)	(1.17)	-	(.01)	-
Net asset value, end of period	$15.42	$15.16	$15.79	$18.80	$11.88	$10.86
Total Return F,G	1.72%	(1.69)%	(10.48)%	58.25%	9.49%	8.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.77% J	.98%	.90%	.97%	1.70%	3.49% J
Expenses net of fee waivers, if any	.77% J	.90%	.90%	.97%	1.00%	1.00% J
Expenses net of all reductions	.77% J	.90%	.90%	.97%	1.00%	1.00% J
Net investment income (loss)	.22% J	.74%	.25% D	(.56)%	(.22)% E	(.48)% J
Supplemental Data
Net assets, end of period (000 omitted)	$60,957	$62,601	$69,885	$96,052	$22,724	$10,595
Portfolio turnover rate K	34% J	51%	47%	57%	82%	4% L

AFor the period February 14, 2019 (commencement of operations) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Founders Fund Class I

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.16	$15.79	$18.81	$11.88	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.11	.06 D	(.08)	(.02) E	(.01)
Net realized and unrealized gain (loss)	.24	(.39)	(1.89)	7.01	1.05	.87
Total from investment operations	.26	(.28)	(1.83)	6.93	1.03	.86
Distributions from net investment income	-	(.10)	(.05)	-	(.01)	-
Distributions from net realized gain	-	(.26)	(1.14)	-	-	-
Total distributions	-	(.35) F	(1.19)	-	(.01)	-
Net asset value, end of period	$15.42	$15.16	$15.79	$18.81	$11.88	$10.86
Total Return G,H	1.72%	(1.64)%	(10.45)%	58.33%	9.49%	8.60%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.71% K	.88%	.85%	.93%	1.63%	4.10% K
Expenses net of fee waivers, if any	.70% K	.88%	.85%	.93%	1.00%	1.00% K
Expenses net of all reductions	.70% K	.88%	.85%	.92%	1.00%	1.00% K
Net investment income (loss)	.29% K	.76%	.30% D	(.51)%	(.22)% E	(.48)% K
Supplemental Data
Net assets, end of period (000 omitted)	$3,426	$2,899	$1,263	$1,449	$467	$831
Portfolio turnover rate L	34% K	51%	47%	57%	82%	4% M

AFor the period February 14, 2019 (commencement of operations) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Fidelity Advisor® Founders Fund Class Z

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.21	$15.83	$18.86	$11.90	$10.86	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.13	.07 D	(.07)	(.01) E	(.01)
Net realized and unrealized gain (loss)	.25	(.39)	(1.89)	7.03	1.06	.87
Total from investment operations	.28	(.26)	(1.82)	6.96	1.05	.86
Distributions from net investment income	-	(.10)	(.06)	-	(.01)	-
Distributions from net realized gain	-	(.26)	(1.15)	-	-	-
Total distributions	-	(.36)	(1.21)	-	(.01)	-
Net asset value, end of period	$15.49	$15.21	$15.83	$18.86	$11.90	$10.86
Total Return F,G	1.84%	(1.55)%	(10.37)%	58.49%	9.67%	8.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60% J	.78%	.76%	.83%	1.51%	3.18% J
Expenses net of fee waivers, if any	.59% J	.75%	.75%	.83%	.85%	.85% J
Expenses net of all reductions	.59% J	.75%	.75%	.82%	.85%	.85% J
Net investment income (loss)	.40% J	.89%	.40% D	(.41)%	(.07)% E	(.34)% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,437	$4,165	$18,186	$21,966	$6,839	$5,745
Portfolio turnover rate K	34% J	51%	47%	57%	82%	4% L

AFor the period February 14, 2019 (commencement of operations) through April 30, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.30)%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Founders Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Founders Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,193,311
Gross unrealized depreciation	(9,096,997)
Net unrealized appreciation (depreciation)	$14,096,314
Tax cost	$83,567,993

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,794,236)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Founders Fund	21,572,093	16,943,941
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.10% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Founders Fund as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$19,652	$1,448
Class M	.25%	.25%	24,490	-
Class C	.75%	.25%	10,173	1,468
			$54,315	$2,916

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,943
Class M	770
Class CA	5
$4,718

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$17,393.22
Class M	9,416.19
Class C	2,597.26
Fidelity Founders Fund	71,796.22
Class I	2,714.15
Class Z	1,108.04
	$105,024

A Annualized

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	0.2000%
Class M	0.1886%
Class C	0.2000%
Fidelity Founders Fund	0.2000%
Class I	0.1341%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Founders Fund	.04

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Founders Fund	0.0353%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Founders Fund	$405

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Founders Fund	1,113,098	1,045,212	231,142
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Founders Fund	$83
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Founders Fund	$363	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $269.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,806.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Founders Fund
Distributions to shareholders
Class A	$-	$235,249
Class M	-	166,118
Class C	-	28,666
Fidelity Founders Fund	-	1,504,822
Class I	-	34,844
Class Z	-	305,034
Total	$-	$2,274,733
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2023	Year ended April 30, 2023	Six months ended October 31, 2023	Year ended April 30, 2023
Fidelity Founders Fund
Class A
Shares sold	175,923	327,212	$2,834,589	$4,701,902
Reinvestment of distributions	-	16,132	-	234,268
Shares redeemed	(69,788)	(123,004)	(1,106,939)	(1,780,393)
Net increase (decrease)	106,135	220,340	$1,727,650	$3,155,777
Class M
Shares sold	135,205	148,983	$2,180,858	$2,165,205
Reinvestment of distributions	-	11,220	-	163,460
Shares redeemed	(21,550)	(150,485)	(335,325)	(2,119,047)
Net increase (decrease)	113,655	9,718	$1,845,533	$209,618
Class C
Shares sold	54,940	42,163	$875,692	$600,290
Reinvestment of distributions	-	1,956	-	28,488
Shares redeemed	(9,899)	(46,117)	(156,352)	(640,847)
Net increase (decrease)	45,041	(1,998)	$719,340	$(12,069)
Fidelity Founders Fund
Shares sold	364,894	822,803	$6,020,406	$11,999,078
Reinvestment of distributions	-	96,400	-	1,407,429
Shares redeemed	(540,738)	(1,216,913)	(8,688,180)	(17,564,962)
Net increase (decrease)	(175,844)	(297,710)	$(2,667,774)	$(4,158,455)
Class I
Shares sold	101,401	154,835	$1,666,531	$2,270,763
Reinvestment of distributions	-	2,412	-	34,844
Shares redeemed	(70,512)	(46,030)	(1,194,546)	(659,817)
Net increase (decrease)	30,889	111,217	$471,985	$1,645,790
Class Z
Shares sold	98,716	64,002	$1,633,445	$959,742
Reinvestment of distributions	-	19,927	-	295,980
Shares redeemed	(21,420)	(958,761)	(353,037)	(13,248,358)
Net increase (decrease)	77,296	(874,832)	$1,280,408	$(11,992,636)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023
Fidelity® Founders Fund
Class A	1.02%
Actual		$ 1,000	$ 1,015.90	$ 5.17
Hypothetical-B		$ 1,000	$ 1,020.01	$ 5.18
Class M	1.24%
Actual		$ 1,000	$ 1,014.70	$ 6.28
Hypothetical-B		$ 1,000	$ 1,018.90	$ 6.29
Class C	1.80%
Actual		$ 1,000	$ 1,011.50	$ 9.10
Hypothetical-B		$ 1,000	$ 1,016.09	$ 9.12
Fidelity® Founders Fund	.77%
Actual		$ 1,000	$ 1,017.20	$ 3.90
Hypothetical-B		$ 1,000	$ 1,021.27	$ 3.91
Class I	.70%
Actual		$ 1,000	$ 1,017.20	$ 3.55
Hypothetical-B		$ 1,000	$ 1,021.62	$ 3.56
Class Z	.59%
Actual		$ 1,000	$ 1,018.40	$ 2.99
Hypothetical-B		$ 1,000	$ 1,022.17	$ 3.00

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Founders Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class]], the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, 0.75%, and 0.90% through August 31, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9892519.104
RFFF-SANN-1223
Fidelity® Large Cap Stock K6 Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.9
Exxon Mobil Corp.	7.0
General Electric Co.	6.4
Wells Fargo & Co.	5.2
Apple, Inc.	3.0
Bank of America Corp.	2.4
The Boeing Co.	2.3
UnitedHealth Group, Inc.	2.2
Hess Corp.	2.1
Meta Platforms, Inc. Class A	2.0
40.5

Market Sectors (% of Fund's net assets)

Information Technology	17.5
Financials	15.6
Industrials	14.8
Health Care	12.8
Energy	11.7
Communication Services	9.5
Consumer Staples	5.2
Consumer Discretionary	3.2
Materials	2.3
Utilities	1.1
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	1,301	38,244
Verizon Communications, Inc.	1,605	56,384
		94,628
Entertainment - 0.9%
The Walt Disney Co. (b)	1,844	150,452
Universal Music Group NV	6,450	157,953
		308,405
Interactive Media & Services - 6.1%
Alphabet, Inc.:
Class A (b)	5,338	662,339
Class C (b)	4,944	619,483
Match Group, Inc. (b)	2,875	99,475
Meta Platforms, Inc. Class A (b)	2,445	736,605
Snap, Inc. Class A (b)	11,210	112,212
		2,230,114
Media - 2.2%
Charter Communications, Inc. Class A (b)	61	24,571
Comcast Corp. Class A	16,026	661,714
Interpublic Group of Companies, Inc.	4,319	122,660
		808,945
TOTAL COMMUNICATION SERVICES		3,442,092
CONSUMER DISCRETIONARY - 3.2%
Automobile Components - 0.2%
BorgWarner, Inc.	1,629	60,110
Automobiles - 0.0%
General Motors Co.	683	19,261
Broadline Retail - 0.2%
Amazon.com, Inc. (b)	422	56,164
Hotels, Restaurants & Leisure - 1.6%
Amadeus IT Holding SA Class A	877	49,942
Booking Holdings, Inc. (b)	124	345,905
Expedia, Inc. (b)	626	59,652
Marriott International, Inc. Class A	563	106,159
Starbucks Corp.	407	37,542
		599,200
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	671	53,935
Sony Group Corp. sponsored ADR	454	37,705
Whirlpool Corp.	169	17,671
		109,311
Specialty Retail - 0.8%
Lowe's Companies, Inc.	1,462	278,613
RH (b)	105	22,886
		301,499
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	312	32,064
TOTAL CONSUMER DISCRETIONARY		1,177,609
CONSUMER STAPLES - 5.2%
Beverages - 1.6%
Diageo PLC sponsored ADR	908	139,378
Keurig Dr. Pepper, Inc.	4,707	142,763
The Coca-Cola Co.	5,274	297,928
		580,069
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	38	20,993
Performance Food Group Co. (b)	1,198	69,196
Sysco Corp.	2,577	171,345
Target Corp.	799	88,521
U.S. Foods Holding Corp. (b)	1,439	56,035
Walmart, Inc.	583	95,268
		501,358
Household Products - 0.0%
Colgate-Palmolive Co.	43	3,230
Procter & Gamble Co.	51	7,652
		10,882
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	630	81,188
Haleon PLC ADR	27,088	219,142
Kenvue, Inc.	13,191	245,353
		545,683
Tobacco - 0.7%
Altria Group, Inc.	5,773	231,901
Philip Morris International, Inc.	300	26,748
		258,649
TOTAL CONSUMER STAPLES		1,896,641
ENERGY - 11.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	185	6,368
Oil, Gas & Consumable Fuels - 11.7%
Exxon Mobil Corp.	24,174	2,558,818
Hess Corp.	5,189	749,292
Imperial Oil Ltd.	5,204	296,573
Kosmos Energy Ltd. (b)	45,136	326,785
MEG Energy Corp. (b)	6,300	124,478
Shell PLC ADR	2,700	175,878
		4,231,824
TOTAL ENERGY		4,238,192
FINANCIALS - 15.6%
Banks - 10.6%
Bank of America Corp.	32,829	864,716
JPMorgan Chase & Co.	2,397	333,327
M&T Bank Corp.	677	76,332
PNC Financial Services Group, Inc.	2,880	329,674
Truist Financial Corp.	4,453	126,287
U.S. Bancorp	8,017	255,582
Wells Fargo & Co.	47,074	1,872,133
		3,858,051
Capital Markets - 1.7%
Charles Schwab Corp.	102	5,308
CME Group, Inc.	51	10,886
KKR & Co. LP	3,143	174,122
Morgan Stanley	1,455	103,043
Northern Trust Corp.	3,697	243,669
Raymond James Financial, Inc.	505	48,197
State Street Corp.	341	22,039
		607,264
Financial Services - 3.0%
Edenred SA	1,904	101,215
Fidelity National Information Services, Inc.	1,399	68,705
Global Payments, Inc.	265	28,148
MasterCard, Inc. Class A	348	130,970
PayPal Holdings, Inc. (b)	852	44,134
Radian Group, Inc.	2,257	57,192
Visa, Inc. Class A	2,841	667,919
		1,098,283
Insurance - 0.3%
Chubb Ltd.	555	119,114
TOTAL FINANCIALS		5,682,712
HEALTH CARE - 12.8%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	349	52,978
Argenx SE ADR (b)	90	42,261
Insmed, Inc. (b)	1,428	35,786
Vaxcyte, Inc. (b)	1,371	65,945
Verve Therapeutics, Inc. (b)(c)	414	4,985
		201,955
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	170	16,074
Becton, Dickinson & Co.	330	83,417
Boston Scientific Corp. (b)	9,631	493,011
GE Healthcare Holding LLC	3,893	259,157
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	1,540	29,198
		880,857
Health Care Providers & Services - 6.0%
Cardinal Health, Inc.	2,334	212,394
Centene Corp. (b)	266	18,349
Cigna Group	1,595	493,174
CVS Health Corp.	2,848	196,540
Guardant Health, Inc. (b)	1,042	26,967
Humana, Inc.	115	60,224
McKesson Corp.	849	386,601
UnitedHealth Group, Inc.	1,465	784,595
		2,178,844
Life Sciences Tools & Services - 0.3%
Danaher Corp.	539	103,499
Thermo Fisher Scientific, Inc.	35	15,567
		119,066
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	8,350	430,276
Eli Lilly & Co.	525	290,813
GSK PLC sponsored ADR	6,175	220,448
Johnson & Johnson	1,561	231,559
Sanofi SA sponsored ADR	510	23,078
UCB SA	1,000	73,072
		1,269,246
TOTAL HEALTH CARE		4,649,968
INDUSTRIALS - 14.6%
Aerospace & Defense - 3.5%
Airbus Group NV	1,372	183,953
General Dynamics Corp.	411	99,178
Howmet Aerospace, Inc.	100	4,410
Huntington Ingalls Industries, Inc.	263	57,813
RTX Corp.	413	33,614
Safran SA	264	41,242
Textron, Inc.	306	23,256
The Boeing Co. (b)	4,399	821,821
		1,265,287
Air Freight & Logistics - 1.5%
FedEx Corp.	677	162,548
United Parcel Service, Inc. Class B	2,695	380,669
		543,217
Building Products - 0.1%
Johnson Controls International PLC	489	23,971
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	2,722	36,284
Veralto Corp.	339	23,391
		59,675
Electrical Equipment - 1.3%
Acuity Brands, Inc.	534	86,492
Hubbell, Inc. Class B	360	97,236
Regal Rexnord Corp.	530	62,757
Vertiv Holdings Co.	6,135	240,921
		487,406
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	2,739	133,910
Industrial Conglomerates - 6.4%
3M Co.	274	24,920
General Electric Co.	21,331	2,317,187
		2,342,107
Machinery - 0.9%
Chart Industries, Inc. (b)	440	51,141
Cummins, Inc.	216	46,721
Fortive Corp.	1,026	66,977
Nordson Corp.	30	6,378
Otis Worldwide Corp.	594	45,863
Stanley Black & Decker, Inc.	444	37,762
Westinghouse Air Brake Tech Co.	601	63,718
		318,560
Passenger Airlines - 0.1%
Copa Holdings SA Class A	98	8,002
Ryanair Holdings PLC sponsored ADR (b)	295	25,872
		33,874
Professional Services - 0.2%
Equifax, Inc.	129	21,875
Genpact Ltd.	1,168	39,175
Paycom Software, Inc.	95	23,272
		84,322
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	1,365	12,926
TOTAL INDUSTRIALS		5,305,255
INFORMATION TECHNOLOGY - 17.5%
IT Services - 0.4%
EPAM Systems, Inc. (b)	125	27,196
IBM Corp.	349	50,479
Snowflake, Inc. (b)	71	10,304
Twilio, Inc. Class A (b)	874	44,801
		132,780
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	367	57,740
Applied Materials, Inc.	684	90,527
Broadcom, Inc.	128	107,695
Lam Research Corp.	133	78,233
Marvell Technology, Inc.	4,482	211,640
NVIDIA Corp.	1,099	448,172
Qualcomm, Inc.	1,242	135,366
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,316	113,584
		1,242,957
Software - 10.6%
Adobe, Inc. (b)	643	342,115
Autodesk, Inc. (b)	384	75,890
DoubleVerify Holdings, Inc. (b)	496	13,804
Elastic NV (b)	1,024	76,841
Intuit, Inc.	201	99,485
Microsoft Corp.	8,497	2,872,915
PTC, Inc. (b)	290	40,722
Sage Group PLC	900	10,617
Salesforce, Inc. (b)	144	28,920
SAP SE sponsored ADR	2,079	278,586
Workday, Inc. Class A (b)	98	20,748
		3,860,643
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	6,268	1,070,386
Samsung Electronics Co. Ltd.	687	34,145
		1,104,531
TOTAL INFORMATION TECHNOLOGY		6,340,911
MATERIALS - 2.3%
Chemicals - 0.6%
DuPont de Nemours, Inc.	2,170	158,150
LyondellBasell Industries NV Class A	598	53,964
Sherwin-Williams Co.	56	13,340
		225,454
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	16,562	191,925
Freeport-McMoRan, Inc.	11,237	379,586
Ivanhoe Mines Ltd. (b)	3,700	27,268
		598,779
TOTAL MATERIALS		824,233
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	510	90,877
Crown Castle International Corp.	1,386	128,870
Equinix, Inc.	13	9,485
Simon Property Group, Inc.	1,314	144,395
		373,627
UTILITIES - 1.1%
Electric Utilities - 1.1%
Duke Energy Corp.	100	8,889
Entergy Corp.	279	26,670
PG&E Corp. (b)	3,129	51,003
Southern Co.	4,747	319,473
		406,035
Multi-Utilities - 0.0%
Sempra	162	11,345
TOTAL UTILITIES		417,380
TOTAL COMMON STOCKS (Cost $24,897,869)		34,348,620

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	200	6,230

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	3,670	51,160

TOTAL PREFERRED STOCKS (Cost $52,030)		57,390

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	1,949,333	1,949,722
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	3,900	3,900
TOTAL MONEY MARKET FUNDS (Cost $1,953,622)		1,953,622

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $26,903,521)	36,359,632
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(21,930)
NET ASSETS - 100.0%	36,337,702

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,244 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,230 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Reddit, Inc. Series E	5/18/21	8,495

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	2,238,481	4,072,340	4,361,099	54,312	-	-	1,949,722	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	276,625	132,549	405,274	1,321	-	-	3,900	0.0%
Total	2,515,106	4,204,889	4,766,373	55,633	-	-	1,953,622

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,448,322	3,245,895	196,197	6,230
Consumer Discretionary	1,177,609	1,177,609	-	-
Consumer Staples	1,896,641	1,896,641	-	-
Energy	4,238,192	4,238,192	-	-
Financials	5,682,712	5,682,712	-	-
Health Care	4,649,968	4,649,968	-	-
Industrials	5,356,415	5,131,220	225,195	-
Information Technology	6,340,911	6,306,766	34,145	-
Materials	824,233	824,233	-	-
Real Estate	373,627	373,627	-	-
Utilities	417,380	417,380	-	-

Money Market Funds	1,953,622	1,953,622	-	-
Total Investments in Securities:	36,359,632	35,897,865	455,537	6,230
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,816) - See accompanying schedule:
Unaffiliated issuers (cost $24,949,899)	$34,406,010
Fidelity Central Funds (cost $1,953,622)	1,953,622

Total Investment in Securities (cost $26,903,521)		$36,359,632
Cash		11,763
Foreign currency held at value (cost $7,455)		7,455
Receivable for investments sold		27,449
Receivable for fund shares sold		7,638
Dividends receivable		23,718
Distributions receivable from Fidelity Central Funds		9,794
Total assets		36,447,449
Liabilities
Payable for investments purchased	$90,330
Payable for fund shares redeemed	1,671
Accrued management fee	13,846
Collateral on securities loaned	3,900
Total Liabilities		109,747
Net Assets		$36,337,702
Net Assets consist of:
Paid in capital		$26,586,882
Total accumulated earnings (loss)		9,750,820
Net Assets		$36,337,702
Net Asset Value, offering price and redemption price per share ($36,337,702 ÷ 3,145,921 shares)		$11.55

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$298,642
Income from Fidelity Central Funds (including $1,321 from security lending)		55,633
Total Income		354,275
Expenses
Management fee	$80,329
Independent trustees' fees and expenses	85
Total expenses before reductions	80,414
Expense reductions	(159)
Total expenses after reductions		80,255
Net Investment income (loss)		274,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	429,600
Foreign currency transactions	75
Total net realized gain (loss)		429,675
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(632,527)
Assets and liabilities in foreign currencies	(22)
Total change in net unrealized appreciation (depreciation)		(632,549)
Net gain (loss)		(202,874)
Net increase (decrease) in net assets resulting from operations		$71,146
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$274,020	$643,358
Net realized gain (loss)	429,675	2,022,536
Change in net unrealized appreciation (depreciation)	(632,549)	(2,401,297)
Net increase (decrease) in net assets resulting from operations	71,146	264,597
Distributions to shareholders	(461,860)	(12,370,579)

Share transactions
Proceeds from sales of shares	5,907,194	24,577,557
Reinvestment of distributions	461,860	12,370,579
Cost of shares redeemed	(3,126,971)	(36,450,472)

Net increase (decrease) in net assets resulting from share transactions	3,242,083	497,664
Total increase (decrease) in net assets	2,851,369	(11,608,318)

Net Assets
Beginning of period	33,486,333	45,094,651
End of period	$36,337,702	$33,486,333

Other Information
Shares
Sold	489,994	1,974,639
Issued in reinvestment of distributions	39,442	1,106,300
Redeemed	(261,618)	(3,346,634)
Net increase (decrease)	267,818	(265,695)

Financial Highlights
Fidelity® Large Cap Stock K6 Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$14.34	$15.41	$10.37	$11.61	$11.00
Income from Investment Operations
Net investment income (loss) A,B	.09	.19	.30 C	.22	.23	.23
Net realized and unrealized gain (loss)	(.01)	.92 D	(.36) D	5.27	(1.15)	.84
Total from investment operations	.08	1.11	(.06)	5.49	(.92)	1.07
Distributions from net investment income	(.06)	(.28)	(.30)	(.25)	(.24)	(.20)
Distributions from net realized gain	(.11)	(3.54)	(.71)	(.20)	(.08)	(.26)
Total distributions	(.16) E	(3.82)	(1.01)	(.45)	(.32)	(.46)
Net asset value, end of period	$11.55	$11.63	$14.34	$15.41	$10.37	$11.61
Total Return F,G	.67%	11.14%	(.72)%	54.03%	(8.32)%	10.12%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.45% J	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% J	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% J	.45%	.45%	.45%	.45%	.44%
Net investment income (loss)	1.54% J	1.65%	1.95% C	1.80%	2.05%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$36,338	$33,486	$45,095	$72,208	$70,742	$87,168
Portfolio turnover rate K	11% J	27% L	18% L	19% L	30% L	49% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.30%.

DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Large Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,377,988
Gross unrealized depreciation	(1,317,088)
Net unrealized appreciation (depreciation)	$9,060,900
Tax cost	$27,298,732

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock K6 Fund	5,253,885	1,810,126

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Large Cap Stock K6 Fund	554,943	7,554,605

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Stock K6 Fund	$ 190

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock K6 Fund	333,505	53,321	14,643

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Stock K6 Fund	$131	$ -	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $159.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Large Cap Stock K6 Fund	.45%
Actual		$ 1,000	$ 1,006.70	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9883970.106
LCSK6-SANN-1223
Fidelity® Mid-Cap Stock K6 Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Arch Capital Group Ltd.	2.1
Molina Healthcare, Inc.	2.0
Hess Corp.	1.9
Imperial Oil Ltd.	1.7
Cheniere Energy, Inc.	1.7
AECOM	1.5
Performance Food Group Co.	1.4
American Financial Group, Inc.	1.4
RenaissanceRe Holdings Ltd.	1.3
Wyndham Hotels & Resorts, Inc.	1.3
16.3

Market Sectors (% of Fund's net assets)

Industrials	22.8
Financials	16.4
Consumer Discretionary	11.4
Energy	9.9
Health Care	7.2
Materials	6.5
Information Technology	6.3
Consumer Staples	5.8
Utilities	5.3
Real Estate	4.9
Communication Services	2.5

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Entertainment - 1.7%
Endeavor Group Holdings, Inc. (a)	292,899	6,666,381
Liberty Media Corp. Liberty Formula One Class A	43,121	2,481,614
Warner Music Group Corp. Class A	169,571	5,307,572
		14,455,567
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (b)	50,445	3,049,905
Media - 0.4%
Cable One, Inc. (a)	5,867	3,226,087
TOTAL COMMUNICATION SERVICES		20,731,559
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (b)	453,396	3,060,423
Aptiv PLC (b)	74,569	6,502,417
		9,562,840
Diversified Consumer Services - 1.3%
Duolingo, Inc. (b)	19,124	2,793,060
H&R Block, Inc.	191,270	7,851,634
		10,644,694
Hotels, Restaurants & Leisure - 4.5%
ARAMARK Holdings Corp.	216,478	5,829,753
Caesars Entertainment, Inc. (b)	78,275	3,122,390
Churchill Downs, Inc.	76,029	8,351,025
Domino's Pizza, Inc.	16,229	5,501,469
Vail Resorts, Inc.	20,177	4,282,568
Wyndham Hotels & Resorts, Inc.	150,342	10,884,761
		37,971,966
Household Durables - 1.4%
D.R. Horton, Inc.	39,987	4,174,643
Mohawk Industries, Inc. (b)	22,848	1,836,522
NVR, Inc. (b)	1,085	5,872,693
		11,883,858
Specialty Retail - 0.3%
Best Buy Co., Inc.	33,424	2,233,392
Textiles, Apparel & Luxury Goods - 2.7%
Brunello Cucinelli SpA	128,064	10,278,018
PVH Corp.	108,453	8,063,481
Tapestry, Inc.	164,521	4,534,199
		22,875,698
TOTAL CONSUMER DISCRETIONARY		95,172,448
CONSUMER STAPLES - 5.8%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (b)	13,776	4,600,495
Keurig Dr. Pepper, Inc.	166,532	5,050,916
		9,651,411
Consumer Staples Distribution & Retail - 2.7%
Albertsons Companies, Inc.	190,214	4,127,644
BJ's Wholesale Club Holdings, Inc. (b)	97,492	6,641,155
Performance Food Group Co. (b)	203,156	11,734,291
		22,503,090
Food Products - 1.2%
Bowery Farming, Inc. warrants (b)(c)(d)	10,540	43,530
Bunge Ltd.	34,552	3,661,821
Freshpet, Inc. (a)(b)	47,588	2,731,551
Nomad Foods Ltd. (b)	243,552	3,365,889
		9,802,791
Household Products - 0.7%
Energizer Holdings, Inc.	121,233	3,828,538
Reynolds Consumer Products, Inc.	91,667	2,331,092
		6,159,630
TOTAL CONSUMER STAPLES		48,116,922
ENERGY - 9.9%
Energy Equipment & Services - 1.3%
Expro Group Holdings NV (b)	255,381	4,022,251
NOV, Inc.	319,049	6,368,218
		10,390,469
Oil, Gas & Consumable Fuels - 8.6%
Canadian Natural Resources Ltd.	141,423	8,980,501
Cheniere Energy, Inc.	84,811	14,114,247
Energy Transfer LP	461,322	6,066,384
Golar LNG Ltd.	186,438	4,181,804
Hess Corp.	109,132	15,758,661
Imperial Oil Ltd.	249,065	14,194,056
Range Resources Corp.	248,178	8,894,700
		72,190,353
TOTAL ENERGY		82,580,822
FINANCIALS - 16.4%
Banks - 5.0%
BOK Financial Corp.	58,854	3,856,114
First Horizon National Corp.	631,693	6,790,700
Huntington Bancshares, Inc.	501,295	4,837,497
M&T Bank Corp.	59,526	6,711,557
PNC Financial Services Group, Inc.	44,656	5,111,772
U.S. Bancorp	190,638	6,077,539
Wintrust Financial Corp.	117,472	8,773,984
		42,159,163
Capital Markets - 1.4%
Cboe Global Markets, Inc.	25,059	4,106,920
Lazard Ltd. Class A	98,818	2,744,176
Raymond James Financial, Inc.	49,215	4,697,080
		11,548,176
Financial Services - 1.2%
Radian Group, Inc.	343,897	8,714,350
Shift4 Payments, Inc. (b)	24,294	1,081,569
		9,795,919
Insurance - 8.8%
American Financial Group, Inc.	103,781	11,349,490
Arch Capital Group Ltd. (b)	207,959	18,025,877
Assurant, Inc.	28,119	4,186,919
Beazley PLC	538,088	3,364,928
First American Financial Corp.	140,479	7,226,240
Globe Life, Inc.	27,200	3,164,992
Hartford Financial Services Group, Inc.	83,008	6,096,938
Hiscox Ltd.	355,880	4,057,360
RenaissanceRe Holdings Ltd.	50,695	11,132,115
The Travelers Companies, Inc.	28,788	4,820,263
		73,425,122
TOTAL FINANCIALS		136,928,380
HEALTH CARE - 7.1%
Biotechnology - 0.7%
Repligen Corp. (a)(b)	43,520	5,856,051
Health Care Equipment & Supplies - 1.5%
Hologic, Inc. (b)	109,355	7,236,020
Inspire Medical Systems, Inc. (b)	11,198	1,647,898
Masimo Corp. (b)	41,875	3,397,319
		12,281,237
Health Care Providers & Services - 3.6%
Centene Corp. (b)	124,660	8,599,047
Henry Schein, Inc. (b)	55,414	3,600,802
LifeStance Health Group, Inc. (b)	213,637	1,245,504
Molina Healthcare, Inc. (b)	49,941	16,627,856
		30,073,209
Health Care Technology - 0.2%
Evolent Health, Inc. (e)	63,000	1,539,090
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (b)	22,120	3,724,123
Pharmaceuticals - 0.7%
Recordati SpA	73,703	3,400,152
UCB SA	37,100	2,710,986
		6,111,138
TOTAL HEALTH CARE		59,584,848
INDUSTRIALS - 22.6%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	85,375	6,341,655
Huntington Ingalls Industries, Inc.	30,155	6,628,672
Woodward, Inc.	55,138	6,875,709
		19,846,036
Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (b)	76,206	3,849,165
Building Products - 2.1%
Builders FirstSource, Inc. (b)	30,871	3,350,121
Hayward Holdings, Inc. (b)	172,122	1,807,281
Johnson Controls International PLC	77,949	3,821,060
Owens Corning	76,859	8,713,505
		17,691,967
Commercial Services & Supplies - 1.0%
GFL Environmental, Inc.	296,803	8,550,409
Construction & Engineering - 2.1%
AECOM	160,160	12,260,248
Willscot Mobile Mini Holdings (b)	134,788	5,311,995
		17,572,243
Electrical Equipment - 3.7%
Acuity Brands, Inc.	43,127	6,985,280
Generac Holdings, Inc. (b)	48,143	4,047,382
Regal Rexnord Corp.	79,910	9,462,143
Sensata Technologies, Inc. PLC	122,172	3,894,843
Vertiv Holdings Co.	178,664	7,016,135
		31,405,783
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	173,000	8,457,970
Machinery - 5.3%
Allison Transmission Holdings, Inc.	131,244	6,617,322
Chart Industries, Inc. (a)(b)	80,242	9,326,528
Crane Co.	71,288	6,938,461
Donaldson Co., Inc. (a)	153,251	8,836,453
Energy Recovery, Inc. (b)	81,456	1,238,131
Fortive Corp.	106,690	6,964,723
PACCAR, Inc.	50,469	4,165,207
		44,086,825
Marine Transportation - 0.5%
Kirby Corp. (b)	60,456	4,516,063
Professional Services - 3.5%
Leidos Holdings, Inc.	57,146	5,664,312
Science Applications International Corp.	58,381	6,377,540
SS&C Technologies Holdings, Inc.	76,652	3,851,763
TransUnion Holding Co., Inc.	109,093	4,787,001
WNS Holdings Ltd. sponsored ADR (b)	156,553	8,503,959
		29,184,575
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (b)	57,064	4,061,245
TOTAL INDUSTRIALS		189,222,281
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (b)	72,998	2,862,252
Electronic Equipment, Instruments & Components - 2.7%
Crane Nxt Co.	114,971	5,978,492
Fabrinet (b)	50,251	7,788,905
Flex Ltd. (b)	259,987	6,686,866
Keysight Technologies, Inc. (b)	19,316	2,357,518
		22,811,781
IT Services - 1.5%
Amdocs Ltd.	75,701	6,068,192
MongoDB, Inc. Class A (b)	18,458	6,360,442
		12,428,634
Semiconductors & Semiconductor Equipment - 0.3%
Skyworks Solutions, Inc.	32,757	2,841,342
Software - 1.5%
Aspen Technology, Inc. (b)	21,048	3,741,282
Dynatrace, Inc. (b)	187,832	8,397,969
		12,139,251
TOTAL INFORMATION TECHNOLOGY		53,083,260
MATERIALS - 6.5%
Chemicals - 2.7%
Cabot Corp.	86,300	5,737,224
Celanese Corp. Class A	31,849	3,647,029
CF Industries Holdings, Inc.	63,587	5,072,971
Nutrien Ltd.	58,412	3,137,210
Westlake Corp.	46,617	5,377,737
		22,972,171
Containers & Packaging - 1.4%
Avery Dennison Corp.	24,930	4,339,565
O-I Glass, Inc. (b)	461,952	7,137,158
		11,476,723
Metals & Mining - 2.4%
Commercial Metals Co.	167,556	7,085,943
First Quantum Minerals Ltd.	123,904	1,435,830
Franco-Nevada Corp.	39,099	4,756,446
Freeport-McMoRan, Inc.	149,498	5,050,042
Novagold Resources, Inc. (b)	490,759	1,709,296
		20,037,557
TOTAL MATERIALS		54,486,451
REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Essex Property Trust, Inc.	12,668	2,709,939
Gaming & Leisure Properties	156,758	7,115,246
Omega Healthcare Investors, Inc.	152,308	5,041,395
Realty Income Corp.	74,741	3,541,229
Spirit Realty Capital, Inc.	140,982	5,073,942
Ventas, Inc.	91,584	3,888,657
VICI Properties, Inc.	243,912	6,805,145
Welltower, Inc.	31,306	2,617,495
		36,793,048
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc. (b)	31,660	4,049,947
TOTAL REAL ESTATE		40,842,995
UTILITIES - 5.3%
Electric Utilities - 3.0%
Alliant Energy Corp.	139,782	6,819,964
FirstEnergy Corp.	128,416	4,571,610
IDACORP, Inc.	62,466	5,916,155
OGE Energy Corp.	235,921	8,068,498
		25,376,227
Gas Utilities - 0.7%
Atmos Energy Corp.	54,305	5,846,476
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	186,004	2,771,460
Vistra Corp.	202,082	6,612,123
		9,383,583
Multi-Utilities - 0.5%
NiSource, Inc.	148,486	3,735,908
TOTAL UTILITIES		44,342,194
TOTAL COMMON STOCKS (Cost $801,576,692)		825,092,160

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc.:
Series C1 (b)(c)(d)	19,457	155,072
Series D1 (c)(d)	10,540	56,073
		211,145
HEALTH CARE - 0.1%
Biotechnology - 0.1%
National Resilience, Inc. Series B (b)(c)(d)	15,539	943,683
INDUSTRIALS - 0.2%
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (b)(c)(d)	11,901	1,224,494
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,711,945)		2,379,322

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	3,514,115	3,514,818
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	18,249,809	18,251,634
TOTAL MONEY MARKET FUNDS (Cost $21,766,452)		21,766,452

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $826,055,089)	849,237,934
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(13,040,335)
NET ASSETS - 100.0%	836,197,599

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,422,852 or 0.3% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,539,090 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,227,826

Bowery Farming, Inc. Series C1	5/18/21	1,172,271

Bowery Farming, Inc. Series D1	10/25/23	99,585

Bowery Farming, Inc. warrants	10/25/23	0

National Resilience, Inc. Series B	12/01/20	212,263

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	19,537,899	95,999,226	112,022,307	319,209	-	-	3,514,818	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	23,296,425	84,103,357	89,148,148	7,420	-	-	18,251,634	0.1%
Total	42,834,324	180,102,583	201,170,455	326,629	-	-	21,766,452

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	20,731,559	20,731,559	-	-
Consumer Discretionary	95,172,448	95,172,448	-	-
Consumer Staples	48,328,067	48,073,392	-	254,675
Energy	82,580,822	82,580,822	-	-
Financials	136,928,380	136,928,380	-	-
Health Care	60,528,531	59,584,848	-	943,683
Industrials	190,446,775	189,222,281	-	1,224,494
Information Technology	53,083,260	53,083,260	-	-
Materials	54,486,451	54,486,451	-	-
Real Estate	40,842,995	40,842,995	-	-
Utilities	44,342,194	44,342,194	-	-

Money Market Funds	21,766,452	21,766,452	-	-
Total Investments in Securities:	849,237,934	846,815,082	-	2,422,852

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,338,922) - See accompanying schedule:
Unaffiliated issuers (cost $804,288,637)	$827,471,482
Fidelity Central Funds (cost $21,766,452)	21,766,452

Total Investment in Securities (cost $826,055,089)		$849,237,934
Cash		3,107
Foreign currency held at value (cost $33)		33
Receivable for investments sold		8,095,686
Receivable for fund shares sold		167,285
Dividends receivable		646,095
Distributions receivable from Fidelity Central Funds		69,591
Total assets		858,219,731
Liabilities
Payable for investments purchased	$2,147,170
Payable for fund shares redeemed	1,306,668
Accrued management fee	317,032
Other payables and accrued expenses	62
Collateral on securities loaned	18,251,200
Total Liabilities		22,022,132
Net Assets		$836,197,599
Net Assets consist of:
Paid in capital		$849,409,457
Total accumulated earnings (loss)		(13,211,858)
Net Assets		$836,197,599
Net Asset Value, offering price and redemption price per share ($836,197,599 ÷ 65,572,932 shares)		$12.75

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$6,616,639
Interest		170
Income from Fidelity Central Funds (including $7,420 from security lending)		326,629
Total Income		6,943,438
Expenses
Management fee	$1,894,856
Independent trustees' fees and expenses	2,038
Total expenses before reductions	1,896,894
Expense reductions	(884)
Total expenses after reductions		1,896,010
Net Investment income (loss)		5,047,428
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,541,685)
Foreign currency transactions	(12,512)
Total net realized gain (loss)		(5,554,197)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(46,651,423)
Assets and liabilities in foreign currencies	(1,227)
Total change in net unrealized appreciation (depreciation)		(46,652,650)
Net gain (loss)		(52,206,847)
Net increase (decrease) in net assets resulting from operations		$(47,159,419)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,047,428	$9,879,796
Net realized gain (loss)	(5,554,197)	(15,737,132)
Change in net unrealized appreciation (depreciation)	(46,652,650)	25,488,593
Net increase (decrease) in net assets resulting from operations	(47,159,419)	19,631,257
Distributions to shareholders	(3,470,341)	(16,927,430)

Share transactions
Proceeds from sales of shares	150,019,751	410,750,484
Reinvestment of distributions	3,470,341	16,927,430
Cost of shares redeemed	(89,630,945)	(183,950,405)

Net increase (decrease) in net assets resulting from share transactions	63,859,147	243,727,509
Total increase (decrease) in net assets	13,229,387	246,431,336

Net Assets
Beginning of period	822,968,212	576,536,876
End of period	$836,197,599	$822,968,212

Other Information
Shares
Sold	11,160,658	31,165,672
Issued in reinvestment of distributions	258,595	1,289,203
Redeemed	(6,711,826)	(13,767,167)
Net increase (decrease)	4,707,427	18,687,708

Financial Highlights
Fidelity® Mid-Cap Stock K6 Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.52	$13.67	$14.13	$8.78	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.21	.19	.15	.11
Net realized and unrealized gain (loss)	(.79)	.03	(.07)	5.37	(1.27)
Total from investment operations	(.71)	.24	.12	5.52	(1.16)
Distributions from net investment income	(.06)	(.17)	(.13)	(.17)	(.06)
Distributions from net realized gain	-	(.21)	(.45)	-	-
Total distributions	(.06)	(.39) D	(.58)	(.17)	(.06)
Net asset value, end of period	$12.75	$13.52	$13.67	$14.13	$8.78
Total Return E,F	(5.29)%	1.82%	.78%	63.39%	(11.74)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.45%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45% I	.45%	.45%	.45%	.45% I
Expenses net of all reductions	.45% I	.45%	.45%	.44%	.45% I
Net investment income (loss)	1.20% I	1.58%	1.35%	1.35%	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$836,198	$822,968	$576,537	$319,924	$108,435
Portfolio turnover rate J,K	44% I	34%	40%	61%	52% I

AFor the period June 13, 2019 (commencement of operations) through April 30, 2020.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JPortfolio turnover rate excludes securities received or delivered in-kind.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Mid-Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$96,163,668
Gross unrealized depreciation	(77,478,500)
Net unrealized appreciation (depreciation)	$18,685,168
Tax cost	$830,552,766

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,032,339)
Long-term	(16,522,049)
Total capital loss carryforward	$(31,554,388)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid-Cap Stock K6 Fund	197,049,115	180,582,023

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	4,708,453	61,987,359

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	4,189,666	16,581,447	56,686,184

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Mid-Cap Stock K6 Fund	18,276,381	237,757,517

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Mid-Cap Stock K6 Fund	$ 3,613

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid-Cap Stock K6 Fund	9,894,464	7,412,327	(1,715,032)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid-Cap Stock K6 Fund	$776	$1	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $884.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Mid-Cap Stock K6 Fund	.45%
Actual		$ 1,000	$ 947.10	$ 2.20
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid-Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9893889.104
MCS-K6-SANN-1223
Fidelity® Small Cap Stock Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Performance Food Group Co.	2.8
Grand Canyon Education, Inc.	2.6
Vertiv Holdings Co.	2.5
Antero Resources Corp.	2.2
FirstCash Holdings, Inc.	2.2
LGI Homes, Inc.	2.1
Murphy U.S.A., Inc.	2.0
Insight Enterprises, Inc.	1.7
Boston Beer Co., Inc. Class A	1.7
Sitio Royalties Corp.	1.6
21.4

Market Sectors (% of Fund's net assets)

Industrials	21.7
Financials	16.7
Consumer Discretionary	14.2
Health Care	11.5
Information Technology	11.5
Energy	8.0
Consumer Staples	6.1
Materials	4.0
Real Estate	3.4
Communication Services	1.3
Utilities	0.9

Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. Class A (a)	127,906	0
Media - 1.3%
TechTarget, Inc. (b)	175,733	4,425
Thryv Holdings, Inc. (b)	495,441	8,636
		13,061
TOTAL COMMUNICATION SERVICES		13,061
CONSUMER DISCRETIONARY - 14.2%
Automobile Components - 0.9%
Fox Factory Holding Corp. (b)	65,518	5,338
Patrick Industries, Inc.	58,126	4,368
		9,706
Diversified Consumer Services - 2.6%
Grand Canyon Education, Inc. (b)	224,613	26,578
Hotels, Restaurants & Leisure - 1.0%
Planet Fitness, Inc. (b)	179,761	9,935
Household Durables - 4.0%
Cavco Industries, Inc. (b)	24,349	6,075
Helen of Troy Ltd. (b)(c)	119,237	11,723
LGI Homes, Inc. (b)	224,744	21,241
Traeger, Inc. (b)(c)	914,381	2,405
		41,444
Leisure Products - 2.9%
Brunswick Corp.	186,100	12,928
Clarus Corp. (c)	484,300	2,804
Games Workshop Group PLC	2,687	323
YETI Holdings, Inc. (b)(c)	324,179	13,784
		29,839
Specialty Retail - 2.5%
America's Car Mart, Inc. (b)	73,251	4,906
Murphy U.S.A., Inc.	58,020	21,043
		25,949
Textiles, Apparel & Luxury Goods - 0.3%
Wolverine World Wide, Inc.	346,092	2,786
TOTAL CONSUMER DISCRETIONARY		146,237
CONSUMER STAPLES - 6.1%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (b)	51,874	17,323
Consumer Staples Distribution & Retail - 2.8%
Performance Food Group Co. (b)	495,583	28,626
Food Products - 1.6%
Lassonde Industries, Inc. Class A (sub. vtg.)	41,084	4,084
Nomad Foods Ltd. (b)	943,322	13,037
		17,121
TOTAL CONSUMER STAPLES		63,070
ENERGY - 8.0%
Energy Equipment & Services - 2.8%
Cactus, Inc.	252,400	11,848
TechnipFMC PLC	773,800	16,652
		28,500
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp. (b)	773,318	22,766
Northern Oil & Gas, Inc.	369,312	14,159
Sitio Royalties Corp.	691,791	17,101
		54,026
TOTAL ENERGY		82,526
FINANCIALS - 16.7%
Banks - 5.5%
Cadence Bank	405,513	8,589
ConnectOne Bancorp, Inc.	542,698	8,841
Glacier Bancorp, Inc.	308,500	9,314
Independent Bank Group, Inc.	327,391	11,573
Metropolitan Bank Holding Corp. (b)	272,911	8,845
Synovus Financial Corp.	370,100	9,649
		56,811
Capital Markets - 1.6%
StoneX Group, Inc. (b)	175,765	16,754
Consumer Finance - 4.2%
Encore Capital Group, Inc. (b)(c)	405,543	15,281
FirstCash Holdings, Inc.	204,300	22,252
NerdWallet, Inc. (b)	480,600	5,181
		42,714
Financial Services - 1.0%
Enact Holdings, Inc.	174,532	4,810
Walker & Dunlop, Inc.	86,539	5,608
		10,418
Insurance - 4.4%
BRP Group, Inc. (b)	296,300	6,202
First American Financial Corp.	310,864	15,991
Primerica, Inc.	35,601	6,805
Selective Insurance Group, Inc.	160,249	16,684
		45,682
TOTAL FINANCIALS		172,379
HEALTH CARE - 11.5%
Biotechnology - 3.3%
Allogene Therapeutics, Inc. (b)	355,900	1,004
ALX Oncology Holdings, Inc. (b)(c)	340,925	2,455
Arcellx, Inc. (b)	50,900	1,794
Arcutis Biotherapeutics, Inc. (b)(c)	188,500	424
Celldex Therapeutics, Inc. (b)	45,216	1,063
Cogent Biosciences, Inc. (b)	150,800	1,231
Crinetics Pharmaceuticals, Inc. (b)	61,200	1,793
Cytokinetics, Inc. (b)	101,525	3,539
Karuna Therapeutics, Inc. (b)	13,205	2,200
Keros Therapeutics, Inc. (b)	67,742	1,933
Madrigal Pharmaceuticals, Inc. (b)(c)	15,900	2,089
ORIC Pharmaceuticals, Inc. (b)	176,015	1,179
Prelude Therapeutics, Inc. (b)	280,100	473
Prothena Corp. PLC (b)	21,182	772
Tango Therapeutics, Inc. (b)	125,700	1,056
Tyra Biosciences, Inc. (b)	71,100	825
Vaxcyte, Inc. (b)	83,535	4,018
Viking Therapeutics, Inc. (b)	131,900	1,294
Xenon Pharmaceuticals, Inc. (b)	63,305	1,962
Zentalis Pharmaceuticals, Inc. (b)	166,042	2,716
		33,820
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp. (b)	267,196	6,218
Integer Holdings Corp. (b)	60,800	4,935
Neogen Corp. (b)	555,785	8,276
TransMedics Group, Inc. (b)	116,971	4,384
		23,813
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (b)	82,900	6,094
AdaptHealth Corp. (b)	770,704	5,649
agilon health, Inc. (b)	286,193	5,151
Chemed Corp.	24,563	13,820
Owens & Minor, Inc. (b)	494,873	7,092
Privia Health Group, Inc. (b)	187,300	3,937
		41,743
Health Care Technology - 0.7%
Evolent Health, Inc. (b)	187,521	4,581
Phreesia, Inc. (b)	164,996	2,254
		6,835
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc. Class A (b)	7,000	1,927
Maravai LifeSciences Holdings, Inc. (b)	234,700	1,610
		3,537
Pharmaceuticals - 0.9%
Edgewise Therapeutics, Inc. (b)	249,412	1,596
Enliven Therapeutics, Inc. (b)	89,600	1,110
Ikena Oncology, Inc. (b)	357,792	1,442
Intra-Cellular Therapies, Inc. (b)	31,944	1,590
Structure Therapeutics, Inc. ADR	26,400	1,962
Ventyx Biosciences, Inc. (b)	94,430	1,362
		9,062
TOTAL HEALTH CARE		118,810
INDUSTRIALS - 21.7%
Aerospace & Defense - 2.2%
Cadre Holdings, Inc.	269,258	7,553
Leonardo DRS, Inc. (b)	696,746	13,287
Spirit AeroSystems Holdings, Inc. Class A	63,600	1,437
		22,277
Air Freight & Logistics - 0.9%
Forward Air Corp.	144,021	9,276
Building Products - 2.2%
CSW Industrials, Inc.	38,899	6,895
Hayward Holdings, Inc. (b)(c)	1,492,267	15,669
		22,564
Construction & Engineering - 3.3%
Bowman Consulting Group Ltd. (b)	106,201	2,822
EMCOR Group, Inc.	32,155	6,645
Granite Construction, Inc.	239,665	9,702
Willscot Mobile Mini Holdings (b)	386,459	15,230
		34,399
Electrical Equipment - 4.5%
Atkore, Inc. (b)	66,283	8,238
Generac Holdings, Inc. (b)	142,500	11,980
Vertiv Holdings Co.	669,236	26,281
		46,499
Ground Transportation - 1.3%
XPO, Inc. (b)	174,600	13,236
Machinery - 0.4%
Beijer Alma AB (B Shares)	238,597	3,792
Professional Services - 5.5%
Concentrix Corp.	217,925	16,608
ExlService Holdings, Inc. (b)	373,387	9,749
ICF International, Inc.	90,600	11,482
Kforce, Inc.	159,773	9,753
Maximus, Inc.	129,897	9,706
		57,298
Trading Companies & Distributors - 1.4%
Alligo AB (B Shares)	360,603	2,830
Applied Industrial Technologies, Inc.	71,000	10,899
Custom Truck One Source, Inc. Class A (b)	67,455	389
		14,118
TOTAL INDUSTRIALS		223,459
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.4%
Lumentum Holdings, Inc. (b)	376,400	14,759
Electronic Equipment, Instruments & Components - 2.7%
Coherent Corp. (b)	262,100	7,758
Insight Enterprises, Inc. (b)	121,006	17,340
Mirion Technologies, Inc. Class A (b)(c)	393,396	2,726
		27,824
IT Services - 0.8%
Endava PLC ADR (b)	157,200	7,885
Semiconductors & Semiconductor Equipment - 3.2%
Allegro MicroSystems LLC (b)	257,900	6,695
MKS Instruments, Inc.	69,100	4,537
Onto Innovation, Inc. (b)	95,920	10,779
Silicon Motion Tech Corp. sponsored ADR	153,854	8,243
SMART Global Holdings, Inc. (b)	199,500	2,733
		32,987
Software - 3.4%
BlackLine, Inc. (b)	163,700	8,038
Five9, Inc. (b)	65,061	3,765
Intapp, Inc. (b)	179,908	6,153
JFrog Ltd. (b)	167,400	3,765
Rapid7, Inc. (b)	188,600	8,768
Sprout Social, Inc. (b)(c)	105,200	4,553
		35,042
TOTAL INFORMATION TECHNOLOGY		118,497
MATERIALS - 4.0%
Chemicals - 2.5%
Cabot Corp.	143,883	9,565
Olin Corp.	216,100	9,232
Tronox Holdings PLC	656,243	7,015
		25,812
Construction Materials - 0.7%
Eagle Materials, Inc.	50,100	7,711
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	359,600	7,735
TOTAL MATERIALS		41,258
REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Ryman Hospitality Properties, Inc.	68,600	5,872
Terreno Realty Corp.	147,264	7,846
		13,718
Real Estate Management & Development - 2.1%
Cushman & Wakefield PLC (b)	2,119,341	15,620
Jones Lang LaSalle, Inc. (b)	42,342	5,416
		21,036
TOTAL REAL ESTATE		34,754
UTILITIES - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares	358,126	9,225
TOTAL COMMON STOCKS (Cost $1,062,007)		1,023,276

Money Market Funds - 5.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (d)	7,398,546	7,400
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	48,179,050	48,184
TOTAL MONEY MARKET FUNDS (Cost $55,584)		55,584

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $1,117,591)	1,078,860
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(48,119)
NET ASSETS - 100.0%	1,030,741

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	20,249	160,233	173,082	343	-	-	7,400	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	54,265	224,842	230,923	23	-	-	48,184	0.2%
Total	74,514	385,075	404,005	366	-	-	55,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	13,061	13,061	-	-
Consumer Discretionary	146,237	146,237	-	-
Consumer Staples	63,070	63,070	-	-
Energy	82,526	82,526	-	-
Financials	172,379	172,379	-	-
Health Care	118,810	118,810	-	-
Industrials	223,459	223,459	-	-
Information Technology	118,497	118,497	-	-
Materials	41,258	41,258	-	-
Real Estate	34,754	34,754	-	-
Utilities	9,225	9,225	-	-

Money Market Funds	55,584	55,584	-	-
Total Investments in Securities:	1,078,860	1,078,860	-	-

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,917) - See accompanying schedule:
Unaffiliated issuers (cost $1,062,007)	$1,023,276
Fidelity Central Funds (cost $55,584)	55,584

Total Investment in Securities (cost $1,117,591)		$1,078,860
Receivable for investments sold		4,577
Receivable for fund shares sold		69
Dividends receivable		272
Distributions receivable from Fidelity Central Funds		24
Prepaid expenses		2
Total assets		1,083,804
Liabilities
Payable for investments purchased	$3,621
Payable for fund shares redeemed	494
Accrued management fee	562
Other affiliated payables	171
Other payables and accrued expenses	36
Collateral on securities loaned	48,179
Total Liabilities		53,063
Net Assets		$1,030,741
Net Assets consist of:
Paid in capital		$1,138,966
Total accumulated earnings (loss)		(108,225)
Net Assets		$1,030,741
Net Asset Value, offering price and redemption price per share ($1,030,741 ÷ 73,147 shares)		$14.09

Statement of Operations
Amounts in thousands		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$4,778
Income from Fidelity Central Funds (including $23 from security lending)		366
Total Income		5,144
Expenses
Management fee
Basic fee	$3,881
Performance adjustment	(767)
Transfer agent fees	887
Accounting fees	167
Custodian fees and expenses	11
Independent trustees' fees and expenses	3
Registration fees	10
Audit	31
Legal	5
Miscellaneous	2
Total expenses before reductions	4,230
Expense reductions	(45)
Total expenses after reductions		4,185
Net Investment income (loss)		959
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	24,154
Total net realized gain (loss)		24,154
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(71,114)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(71,120)
Net gain (loss)		(46,966)
Net increase (decrease) in net assets resulting from operations		$(46,007)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$959	$(267)
Net realized gain (loss)	24,154	(5,714)
Change in net unrealized appreciation (depreciation)	(71,120)	(41,253)
Net increase (decrease) in net assets resulting from operations	(46,007)	(47,234)
Distributions to shareholders	-	(85,845)

Share transactions
Proceeds from sales of shares	24,155	139,727
Reinvestment of distributions	-	82,717
Cost of shares redeemed	(115,853)	(178,581)

Net increase (decrease) in net assets resulting from share transactions	(91,698)	43,863
Total increase (decrease) in net assets	(137,705)	(89,216)

Net Assets
Beginning of period	1,168,446	1,257,662
End of period	$1,030,741	$1,168,446

Other Information
Shares
Sold	1,581	9,124
Issued in reinvestment of distributions	-	5,578
Redeemed	(7,617)	(12,013)
Net increase (decrease)	(6,036)	2,689

Financial Highlights
Fidelity® Small Cap Stock Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.76	$16.44	$23.58	$14.00	$16.89	$19.56
Income from Investment Operations
Net investment income (loss) A,B	.01	- C	.02	(.01)	.05	.12 D
Net realized and unrealized gain (loss)	(.68)	(.54)	(2.57)	9.59	(2.88)	.90
Total from investment operations	(.67)	(.54)	(2.55)	9.58	(2.83)	1.02
Distributions from net investment income	-	-	(.05)	-	(.06)	(.06)
Distributions from net realized gain	-	(1.14)	(4.54)	-	-	(3.64)
Total distributions	-	(1.14)	(4.59)	-	(.06)	(3.69) E
Net asset value, end of period	$14.09	$14.76	$16.44	$23.58	$14.00	$16.89
Total Return F,G	(4.54)%	(3.33)%	(13.53)%	68.43%	(16.85)%	6.66%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.73% J	.77%	.90%	.88%	.91%	.67%
Expenses net of fee waivers, if any	.73% J	.77%	.89%	.88%	.91%	.67%
Expenses net of all reductions	.73% J	.77%	.89%	.86%	.90%	.67%
Net investment income (loss)	.17% J	(.02)%	.10%	(.05)%	.27%	.66% D
Supplemental Data
Net assets, end of period (in millions)	$1,031	$1,168	$1,258	$1,609	$1,097	$1,515
Portfolio turnover rate K	86% J	74% L	135% L	123% L	65% L	66% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$132,772
Gross unrealized depreciation	(177,325)
Net unrealized appreciation (depreciation)	$(44,553)
Tax cost	$1,123,413

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(81,398)

The Fund elected to defer to its next fiscal year approximately $1,770 of ordinary losses recognized during the period January 1, 2023 to April 30, 2023.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock Fund	490,825	580,265

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss($)	Total Proceeds($)
Fidelity Small Cap Stock Fund	185	401	2,609

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of 0.1497% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Stock Fund	.03

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Small Cap Stock Fund	0.0286%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Stock Fund	$15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock Fund	24,324	18,986	(564)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Stock Fund	$1

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Stock Fund	$2	$-A	$-

A In the amount of less than five-hundred dollars.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $44.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Small Cap Stock Fund	.73%
Actual		$ 1,000	$ 954.60	$ 3.59
Hypothetical-B		$ 1,000	$ 1,021.47	$ 3.71

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.711817.125
SLCX-SANN-1223
Fidelity® Small Cap Discovery Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Insight Enterprises, Inc.	3.9
FirstCash Holdings, Inc.	3.9
XPO, Inc.	3.2
First American Financial Corp.	3.0
Enstar Group Ltd.	3.0
Patrick Industries, Inc.	2.9
Performance Food Group Co.	2.9
Sitio Royalties Corp.	2.8
ShawCor Ltd. Class A	2.7
Jones Lang LaSalle, Inc.	2.7
31.0

Market Sectors (% of Fund's net assets)

Industrials	27.0
Financials	17.2
Consumer Discretionary	16.9
Information Technology	11.8
Energy	7.3
Materials	5.5
Health Care	5.3
Real Estate	4.1
Consumer Staples	3.2
Utilities	1.4
Communication Services	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	67,716	4,094,109
CONSUMER DISCRETIONARY - 16.9%
Automobile Components - 4.8%
Adient PLC (a)	817,300	27,534,837
Lear Corp.	98,100	12,729,456
Patrick Industries, Inc.	837,200	62,915,580
		103,179,873
Diversified Consumer Services - 1.7%
Laureate Education, Inc. Class A	2,499,941	35,349,166
Household Durables - 3.5%
Helen of Troy Ltd. (a)(b)	251,400	24,717,648
LGI Homes, Inc. (a)(b)	528,420	49,940,974
SharkNinja Hong Kong Co. Ltd.	27,200	1,135,872
		75,794,494
Leisure Products - 1.3%
Brunswick Corp.	415,100	28,836,997
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	324,400	14,546,096
America's Car Mart, Inc. (a)(b)	270,378	18,109,918
Murphy U.S.A., Inc.	120,600	43,740,414
Upbound Group, Inc.	507,500	13,225,450
		89,621,878
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	313,800	28,028,616
Wolverine World Wide, Inc.	320,936	2,583,535
		30,612,151
TOTAL CONSUMER DISCRETIONARY		363,394,559
CONSUMER STAPLES - 3.2%
Consumer Staples Distribution & Retail - 3.2%
Performance Food Group Co. (a)	1,088,400	62,865,984
Sprouts Farmers Market LLC (a)	152,351	6,401,789
		69,267,773
ENERGY - 7.3%
Energy Equipment & Services - 2.7%
ShawCor Ltd. Class A (a)(c)	5,642,490	59,079,830
Oil, Gas & Consumable Fuels - 4.6%
Parkland Corp.	1,263,100	38,227,732
Sitio Royalties Corp. (b)	2,411,700	59,617,224
		97,844,956
TOTAL ENERGY		156,924,786
FINANCIALS - 17.2%
Banks - 2.2%
Cadence Bank	1,339,352	28,367,475
First Hawaiian, Inc.	1,029,700	18,462,521
		46,829,996
Capital Markets - 0.7%
Virtus Investment Partners, Inc.	82,900	15,272,667
Consumer Finance - 3.9%
FirstCash Holdings, Inc.	758,442	82,609,503
Financial Services - 1.3%
EVERTEC, Inc.	482,900	15,346,562
WEX, Inc. (a)	77,800	12,952,144
		28,298,706
Insurance - 9.1%
Assurant, Inc.	181,340	27,001,526
Enstar Group Ltd. (a)	270,160	64,019,815
First American Financial Corp.	1,268,500	65,251,640
Primerica, Inc.	205,247	39,235,017
		195,507,998
TOTAL FINANCIALS		368,518,870
HEALTH CARE - 5.3%
Biotechnology - 0.8%
Blueprint Medicines Corp. (a)	158,600	9,335,196
Keros Therapeutics, Inc. (a)	100,000	2,854,000
Vaxcyte, Inc. (a)	128,700	6,190,470
		18,379,666
Health Care Equipment & Supplies - 1.8%
Envista Holdings Corp. (a)	1,457,500	33,916,025
Utah Medical Products, Inc.	50,000	3,976,000
		37,892,025
Health Care Providers & Services - 2.4%
AdaptHealth Corp. (a)	975,700	7,151,881
AMN Healthcare Services, Inc. (a)	111,800	8,481,148
Owens & Minor, Inc. (a)	2,486,959	35,638,122
The Ensign Group, Inc.	1,276	123,262
		51,394,413
Pharmaceuticals - 0.3%
Arvinas Holding Co. LLC (a)	206,400	3,327,168
Ventyx Biosciences, Inc. (a)	176,900	2,550,898
		5,878,066
TOTAL HEALTH CARE		113,544,170
INDUSTRIALS - 27.0%
Aerospace & Defense - 0.2%
V2X, Inc. (a)	74,259	3,792,407
Building Products - 3.0%
Armstrong World Industries, Inc.	547,700	41,564,953
AZZ, Inc.	243,711	11,520,219
Tecnoglass, Inc. (b)	340,136	11,115,644
		64,200,816
Commercial Services & Supplies - 2.0%
The Brink's Co.	640,409	42,817,746
Construction & Engineering - 1.2%
EMCOR Group, Inc.	123,026	25,423,323
Electrical Equipment - 0.7%
Vertiv Holdings Co.	384,900	15,115,023
Ground Transportation - 6.9%
TFI International, Inc.	412,900	45,674,998
TFI International, Inc. (Canada)	308,500	34,127,986
XPO, Inc. (a)	904,645	68,581,137
		148,384,121
Professional Services - 10.0%
ASGN, Inc. (a)	615,400	51,361,284
Concentrix Corp.	626,000	47,707,460
Genpact Ltd.	1,052,500	35,300,850
Kforce, Inc.	694,318	42,381,171
Maximus, Inc.	521,896	38,996,069
		215,746,834
Trading Companies & Distributors - 3.0%
Beacon Roofing Supply, Inc. (a)	724,700	51,576,899
Core & Main, Inc. (a)	453,200	13,632,256
		65,209,155
TOTAL INDUSTRIALS		580,689,425
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.3%
Lumentum Holdings, Inc. (a)	724,206	28,396,117
Electronic Equipment, Instruments & Components - 5.3%
ePlus, Inc. (a)	128,300	8,018,750
Insight Enterprises, Inc. (a)	587,682	84,214,832
TD SYNNEX Corp.	226,200	20,738,016
		112,971,598
Semiconductors & Semiconductor Equipment - 4.0%
Cirrus Logic, Inc. (a)	429,800	28,766,514
Diodes, Inc. (a)	191,900	12,488,852
Ichor Holdings Ltd. (a)(c)	1,639,500	39,774,270
SMART Global Holdings, Inc. (a)	362,900	4,971,730
		86,001,366
Software - 1.2%
Rapid7, Inc. (a)	577,125	26,830,541
TOTAL INFORMATION TECHNOLOGY		254,199,622
MATERIALS - 5.5%
Chemicals - 2.9%
Olin Corp.	1,209,100	51,652,752
The Chemours Co. LLC	410,300	9,892,333
		61,545,085
Construction Materials - 0.4%
Wienerberger AG	411,400	9,985,836
Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	1,479,600	31,826,196
Metals & Mining - 0.7%
ERO Copper Corp. (a)	1,080,100	14,658,361
TOTAL MATERIALS		118,015,478
REAL ESTATE - 4.1%
Real Estate Management & Development - 4.1%
Cushman & Wakefield PLC (a)(b)	3,998,900	29,471,893
Jones Lang LaSalle, Inc. (a)	450,000	57,564,000
		87,035,893
UTILITIES - 1.4%
Gas Utilities - 1.4%
Brookfield Infrastructure Corp. A Shares (b)	1,160,400	29,891,904
TOTAL COMMON STOCKS (Cost $1,972,076,308)		2,145,576,589

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	5,599,455	5,600,575
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	46,392,911	46,397,550
TOTAL MONEY MARKET FUNDS (Cost $51,998,125)		51,998,125

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $2,024,074,433)	2,197,574,714
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(49,733,944)
NET ASSETS - 100.0%	2,147,840,770

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	136,491,806	387,031,029	517,922,260	1,334,922	-	-	5,600,575	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	201,076,847	314,009,132	468,688,429	81,126	-	-	46,397,550	0.2%
Total	337,568,653	701,040,161	986,610,689	1,416,048	-	-	51,998,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
America's Car Mart, Inc.	25,636,371	-	4,770,533	-	(1,050,505)	(1,705,415)	-
Ichor Holdings Ltd.	47,345,000	-	1,790,200	-	(1,086,760)	(4,693,770)	39,774,270
ShawCor Ltd. Class A	33,281,323	19,492,088	531,255	-	(335,624)	7,173,298	59,079,830
Total	106,262,694	19,492,088	7,091,988	-	(2,472,889)	774,113	98,854,100

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,094,109	4,094,109	-	-
Consumer Discretionary	363,394,559	363,394,559	-	-
Consumer Staples	69,267,773	69,267,773	-	-
Energy	156,924,786	156,924,786	-	-
Financials	368,518,870	368,518,870	-	-
Health Care	113,544,170	113,544,170	-	-
Industrials	580,689,425	580,689,425	-	-
Information Technology	254,199,622	254,199,622	-	-
Materials	118,015,478	118,015,478	-	-
Real Estate	87,035,893	87,035,893	-	-
Utilities	29,891,904	29,891,904	-	-

Money Market Funds	51,998,125	51,998,125	-	-
Total Investments in Securities:	2,197,574,714	2,197,574,714	-	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,444,628) - See accompanying schedule:
Unaffiliated issuers (cost $1,841,433,932)	$2,046,722,489
Fidelity Central Funds (cost $51,998,125)	51,998,125
Other affiliated issuers (cost $130,642,376)	98,854,100

Total Investment in Securities (cost $2,024,074,433)		$2,197,574,714
Receivable for investments sold		7,563,161
Receivable for fund shares sold		1,036,322
Dividends receivable		1,398,901
Distributions receivable from Fidelity Central Funds		78,208
Prepaid expenses		3,632
Total assets		2,207,654,938
Liabilities
Payable for investments purchased	$10,354,830
Payable for fund shares redeemed	855,623
Accrued management fee	1,745,139
Other affiliated payables	423,458
Other payables and accrued expenses	40,966
Collateral on securities loaned	46,394,152
Total Liabilities		59,814,168
Net Assets		$2,147,840,770
Net Assets consist of:
Paid in capital		$1,883,335,497
Total accumulated earnings (loss)		264,505,273
Net Assets		$2,147,840,770
Net Asset Value, offering price and redemption price per share ($2,147,840,770 ÷ 94,742,400 shares)		$22.67

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$13,247,860
Income from Fidelity Central Funds (including $81,126 from security lending)		1,416,048
Total Income		14,663,908
Expenses
Management fee
Basic fee	$8,579,464
Performance adjustment	2,950,340
Transfer agent fees	2,369,871
Accounting fees	334,315
Custodian fees and expenses	18,800
Independent trustees' fees and expenses	6,590
Registration fees	54,610
Audit	26,884
Legal	1,415
Miscellaneous	7,264
Total expenses before reductions	14,349,553
Expense reductions	(95,452)
Total expenses after reductions		14,254,101
Net Investment income (loss)		409,807
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	101,503,173
Affiliated issuers	(2,472,889)
Foreign currency transactions	(4,944)
Total net realized gain (loss)		99,025,340
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(153,298,464)
Affiliated issuers	774,113
Assets and liabilities in foreign currencies	(24,995)
Total change in net unrealized appreciation (depreciation)		(152,549,346)
Net gain (loss)		(53,524,006)
Net increase (decrease) in net assets resulting from operations		$(53,114,199)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$409,807	$7,230,666
Net realized gain (loss)	99,025,340	114,843,344
Change in net unrealized appreciation (depreciation)	(152,549,346)	(196,594,050)
Net increase (decrease) in net assets resulting from operations	(53,114,199)	(74,520,040)
Distributions to shareholders	(32,860,431)	(312,093,346)

Share transactions
Proceeds from sales of shares	193,469,681	297,164,963
Reinvestment of distributions	31,014,712	290,979,010
Cost of shares redeemed	(748,012,806)	(667,601,847)

Net increase (decrease) in net assets resulting from share transactions	(523,528,413)	(79,457,874)
Total increase (decrease) in net assets	(609,503,043)	(466,071,260)

Net Assets
Beginning of period	2,757,343,813	3,223,415,073
End of period	$2,147,840,770	$2,757,343,813

Other Information
Shares
Sold	7,682,031	12,445,624
Issued in reinvestment of distributions	1,285,851	12,400,315
Redeemed	(30,582,478)	(28,175,480)
Net increase (decrease)	(21,614,596)	(3,329,541)

Financial Highlights
Fidelity® Small Cap Discovery Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.70	$26.93	$29.55	$17.11	$23.60	$29.61
Income from Investment Operations
Net investment income (loss) A,B	- C	.06	- C	.08	.18	.32 D
Net realized and unrealized gain (loss)	(.73)	(.64)	(.74)	13.03	(4.94)	.68
Total from investment operations	(.73)	(.58)	(.74)	13.11	(4.76)	1.00
Distributions from net investment income	-	(.04)	(.03)	(.07) E	(.19)	(.22)
Distributions from net realized gain	(.30)	(2.61)	(1.85)	(.60) E	(1.54)	(6.78)
Total distributions	(.30)	(2.65)	(1.88)	(.67)	(1.73)	(7.01) F
Net asset value, end of period	$22.67	$23.70	$26.93	$29.55	$17.11	$23.60
Total Return G,H	(3.15)%	(1.82)%	(2.94)%	77.54%	(21.89)%	4.96%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.13% K	1.03%	.98%	.62%	.61%	.61%
Expenses net of fee waivers, if any	1.12% K	1.02%	.97%	.62%	.61%	.61%
Expenses net of all reductions	1.12% K	1.02%	.97%	.61%	.61%	.60%
Net investment income (loss)	.03% K	.25%	.01%	.33%	.81%	1.29% D
Supplemental Data
Net assets, end of period (000 omitted)	$2,147,841	$2,757,344	$3,223,415	$3,170,589	$1,880,740	$3,019,025
Portfolio turnover rate L	39% K	27%	26%	33%	52%	32%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.

EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

FTotal distributions per share do not sum due to rounding.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$504,890,926
Gross unrealized depreciation	(332,647,929)
Net unrealized appreciation (depreciation)	$172,242,997
Tax cost	$2,025,331,717

The Fund elected to defer to its next fiscal year approximately $5,967,729 of capital losses recognized during the period November 1, 2022 to April 30, 2023. The Fund elected to defer to its next fiscal year approximately $1,565,913 of ordinary losses recognized during the period January 1, 2023 to April 30, 2023.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Discovery Fund	490,335,378	905,730,560

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of 0.1744% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Discovery Fund	.03

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Small Cap Discovery Fund	.0261

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Discovery Fund	$ 13,612

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Discovery Fund	21,738,009	41,303,592	5,022,358

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Discovery Fund	$2,190

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Discovery Fund	$8,478	$-	$-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $95,452.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Small Cap Discovery Fund	1.12%
Actual		$ 1,000	$ 968.50	$ 5.54
Hypothetical-B		$ 1,000	$ 1,019.51	$ 5.69

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Discovery Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.749363.123
SMR-SANN-1223
Fidelity® Series Small Cap Discovery Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

FirstCash Holdings, Inc.	3.8
Insight Enterprises, Inc.	3.3
Performance Food Group Co.	2.9
Beacon Roofing Supply, Inc.	2.8
Kforce, Inc.	2.7
Enstar Group Ltd.	2.7
First American Financial Corp.	2.6
XPO, Inc.	2.6
Sitio Royalties Corp.	2.6
Maximus, Inc.	2.4
28.4

Market Sectors (% of Fund's net assets)

Industrials	26.6
Financials	16.6
Consumer Discretionary	15.5
Information Technology	11.1
Energy	7.0
Materials	4.9
Health Care	4.6
Real Estate	3.5
Consumer Staples	3.4
Utilities	1.2
Communication Services	0.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	31,150	1,883,329
CONSUMER DISCRETIONARY - 15.5%
Automobile Components - 4.2%
Adient PLC (a)	494,700	16,666,443
Lear Corp.	49,100	6,371,216
Patrick Industries, Inc.	295,500	22,206,825
		45,244,484
Diversified Consumer Services - 1.5%
Laureate Education, Inc. Class A	1,122,300	15,869,322
Household Durables - 3.4%
Helen of Troy Ltd. (a)(b)	124,900	12,280,168
LGI Homes, Inc. (a)(b)	249,121	23,544,426
SharkNinja Hong Kong Co. Ltd.	12,500	522,000
		36,346,594
Leisure Products - 1.3%
Brunswick Corp.	199,100	13,831,477
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	157,700	7,071,268
America's Car Mart, Inc. (a)(b)	123,323	8,260,175
Murphy U.S.A., Inc.	53,200	19,295,108
Upbound Group, Inc.	229,300	5,975,558
		40,602,109
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	148,300	13,246,156
Wolverine World Wide, Inc.	131,637	1,059,678
		14,305,834
TOTAL CONSUMER DISCRETIONARY		166,199,820
CONSUMER STAPLES - 3.4%
Consumer Staples Distribution & Retail - 3.4%
Performance Food Group Co. (a)	540,100	31,196,176
Sprouts Farmers Market LLC (a)	135,637	5,699,467
		36,895,643
ENERGY - 7.0%
Energy Equipment & Services - 3.0%
ShawCor Ltd. Class A (a)	2,321,809	24,310,558
Total Energy Services, Inc.	1,298,530	7,753,256
		32,063,814
Oil, Gas & Consumable Fuels - 4.0%
Parkland Corp.	500,000	15,132,504
Sitio Royalties Corp. (b)	1,133,000	28,007,760
		43,140,264
TOTAL ENERGY		75,204,078
FINANCIALS - 16.6%
Banks - 2.2%
Cadence Bank	688,607	14,584,696
First Hawaiian, Inc.	513,800	9,212,434
		23,797,130
Capital Markets - 0.6%
Virtus Investment Partners, Inc.	35,600	6,558,588
Consumer Finance - 3.8%
FirstCash Holdings, Inc.	376,117	40,966,663
Financial Services - 1.4%
EVERTEC, Inc.	244,500	7,770,210
WEX, Inc. (a)	39,100	6,509,368
		14,279,578
Insurance - 8.6%
Assurant, Inc.	114,100	16,989,490
Enstar Group Ltd. (a)	121,600	28,815,552
First American Financial Corp.	552,500	28,420,600
Primerica, Inc.	95,200	18,198,432
		92,424,074
TOTAL FINANCIALS		178,026,033
HEALTH CARE - 4.6%
Biotechnology - 0.8%
Blueprint Medicines Corp. (a)	79,200	4,661,712
Keros Therapeutics, Inc. (a)	50,000	1,427,000
Vaxcyte, Inc. (a)	51,610	2,482,441
		8,571,153
Health Care Equipment & Supplies - 1.2%
Envista Holdings Corp. (a)	450,000	10,471,500
Utah Medical Products, Inc.	32,219	2,562,055
		13,033,555
Health Care Providers & Services - 2.4%
AdaptHealth Corp. (a)	395,300	2,897,549
AMN Healthcare Services, Inc. (a)	91,600	6,948,776
Owens & Minor, Inc. (a)	1,092,520	15,655,812
The Ensign Group, Inc.	700	67,620
		25,569,757
Pharmaceuticals - 0.2%
Arvinas Holding Co. LLC (a)	86,000	1,386,320
Ventyx Biosciences, Inc. (a)	71,000	1,023,820
		2,410,140
TOTAL HEALTH CARE		49,584,605
INDUSTRIALS - 26.6%
Aerospace & Defense - 0.2%
V2X, Inc. (a)	36,391	1,858,488
Building Products - 3.0%
Armstrong World Industries, Inc.	267,083	20,268,929
AZZ, Inc.	152,900	7,227,583
Tecnoglass, Inc. (b)	161,000	5,261,480
		32,757,992
Commercial Services & Supplies - 2.0%
The Brink's Co.	313,400	20,953,924
Construction & Engineering - 1.1%
EMCOR Group, Inc.	58,100	12,006,365
Electrical Equipment - 0.6%
Vertiv Holdings Co.	174,800	6,864,396
Ground Transportation - 5.5%
TFI International, Inc.	200,000	22,124,000
TFI International, Inc. (Canada)	75,000	8,296,917
XPO, Inc. (a)	373,790	28,337,020
		58,757,937
Professional Services - 10.8%
ASGN, Inc. (a)	271,198	22,634,185
Concentrix Corp.	301,700	22,992,557
Genpact Ltd.	471,800	15,824,172
Kforce, Inc. (b)	477,269	29,132,500
Maximus, Inc.	341,197	25,494,240
		116,077,654
Trading Companies & Distributors - 3.4%
Beacon Roofing Supply, Inc. (a)	425,000	30,247,250
Core & Main, Inc. (a)	224,200	6,743,936
		36,991,186
TOTAL INDUSTRIALS		286,267,942
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 1.3%
Lumentum Holdings, Inc. (a)	362,700	14,221,467
Electronic Equipment, Instruments & Components - 4.7%
ePlus, Inc. (a)	64,600	4,037,500
Insight Enterprises, Inc. (a)	245,700	35,208,810
TD SYNNEX Corp.	125,000	11,460,000
		50,706,310
Semiconductors & Semiconductor Equipment - 3.9%
Cirrus Logic, Inc. (a)	193,600	12,957,648
Diodes, Inc. (a)	93,400	6,078,472
Ichor Holdings Ltd. (a)	850,000	20,621,000
SMART Global Holdings, Inc. (a)	157,800	2,161,860
		41,818,980
Software - 1.2%
Rapid7, Inc. (a)	280,215	13,027,195
TOTAL INFORMATION TECHNOLOGY		119,773,952
MATERIALS - 4.9%
Chemicals - 2.5%
Olin Corp.	520,800	22,248,576
The Chemours Co. LLC	180,035	4,340,644
		26,589,220
Construction Materials - 0.4%
Wienerberger AG	182,700	4,434,643
Containers & Packaging - 1.4%
Graphic Packaging Holding Co.	730,800	15,719,508
Metals & Mining - 0.6%
ERO Copper Corp. (a)	464,500	6,303,869
TOTAL MATERIALS		53,047,240
REAL ESTATE - 3.5%
Real Estate Management & Development - 3.5%
Cushman & Wakefield PLC (a)(b)	2,105,500	15,517,535
Jones Lang LaSalle, Inc. (a)	175,000	22,386,000
		37,903,535
UTILITIES - 1.2%
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares (b)	500,800	12,900,608
TOTAL COMMON STOCKS (Cost $941,699,295)		1,017,686,785

Money Market Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	64,087,833	64,100,651
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	45,453,953	45,458,498
TOTAL MONEY MARKET FUNDS (Cost $109,559,149)		109,559,149

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $1,051,258,444)	1,127,245,934
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(52,052,321)
NET ASSETS - 100.0%	1,075,193,613

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	30,296,753	246,587,651	212,783,753	1,134,474	-	-	64,100,651	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	70,453,469	247,305,218	272,300,189	66,688	-	-	45,458,498	0.2%
Total	100,750,222	493,892,869	485,083,942	1,201,162	-	-	109,559,149

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,883,329	1,883,329	-	-
Consumer Discretionary	166,199,820	166,199,820	-	-
Consumer Staples	36,895,643	36,895,643	-	-
Energy	75,204,078	75,204,078	-	-
Financials	178,026,033	178,026,033	-	-
Health Care	49,584,605	49,584,605	-	-
Industrials	286,267,942	286,267,942	-	-
Information Technology	119,773,952	119,773,952	-	-
Materials	53,047,240	53,047,240	-	-
Real Estate	37,903,535	37,903,535	-	-
Utilities	12,900,608	12,900,608	-	-

Money Market Funds	109,559,149	109,559,149	-	-
Total Investments in Securities:	1,127,245,934	1,127,245,934	-	-

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,241,564) - See accompanying schedule:
Unaffiliated issuers (cost $941,699,295)	$1,017,686,785
Fidelity Central Funds (cost $109,559,149)	109,559,149

Total Investment in Securities (cost $1,051,258,444)		$1,127,245,934
Foreign currency held at value (cost $1)		1
Receivable for investments sold		1,257,614
Receivable for fund shares sold		2,758,125
Dividends receivable		603,585
Distributions receivable from Fidelity Central Funds		294,069
Total assets		1,132,159,328
Liabilities
Payable for investments purchased	$11,211,623
Payable for fund shares redeemed	293,260
Other payables and accrued expenses	7,303
Collateral on securities loaned	45,453,529
Total Liabilities		56,965,715
Net Assets		$1,075,193,613
Net Assets consist of:
Paid in capital		$968,129,288
Total accumulated earnings (loss)		107,064,325
Net Assets		$1,075,193,613
Net Asset Value, offering price and redemption price per share ($1,075,193,613 ÷ 107,743,313 shares)		$9.98

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$5,903,495
Income from Fidelity Central Funds (including $66,688 from security lending)		1,201,162
Total Income		7,104,657
Expenses
Custodian fees and expenses	$12,162
Independent trustees' fees and expenses	2,834
Total expenses before reductions	14,996
Expense reductions	(765)
Total expenses after reductions		14,231
Net Investment income (loss)		7,090,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	25,382,050
Foreign currency transactions	4,616
Total net realized gain (loss)		25,386,666
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(50,644,278)
Assets and liabilities in foreign currencies	(7,681)
Total change in net unrealized appreciation (depreciation)		(50,651,959)
Net gain (loss)		(25,265,293)
Net increase (decrease) in net assets resulting from operations		$(18,174,867)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,090,426	$15,428,501
Net realized gain (loss)	25,386,666	55,652,940
Change in net unrealized appreciation (depreciation)	(50,651,959)	(82,903,683)
Net increase (decrease) in net assets resulting from operations	(18,174,867)	(11,822,242)
Distributions to shareholders	(2,527,267)	(216,852,104)

Share transactions
Proceeds from sales of shares	86,443,729	146,433,073
Reinvestment of distributions	2,527,267	216,852,104
Cost of shares redeemed	(142,278,448)	(280,746,366)

Net increase (decrease) in net assets resulting from share transactions	(53,307,452)	82,538,811
Total increase (decrease) in net assets	(74,009,586)	(146,135,535)

Net Assets
Beginning of period	1,149,203,199	1,295,338,734
End of period	$1,075,193,613	$1,149,203,199

Other Information
Shares
Sold	8,293,402	14,162,287
Issued in reinvestment of distributions	239,779	21,076,097
Redeemed	(13,175,507)	(26,578,442)
Net increase (decrease)	(4,642,326)	8,659,942

Financial Highlights
Fidelity® Series Small Cap Discovery Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$12.49	$15.20	$8.73	$11.70	$12.40
Income from Investment Operations
Net investment income (loss) A,B	.07	.14	.14	.12	.15	.20 C
Net realized and unrealized gain (loss)	(.30)	(.34)	(.33)	6.68	(2.35)	.59
Total from investment operations	(.23)	(.20)	(.19)	6.80	(2.20)	.79
Distributions from net investment income	(.02)	(.15)	(.14)	(.12)	(.16)	(.19)
Distributions from net realized gain	-	(1.92)	(2.38)	(.21)	(.61)	(1.30)
Total distributions	(.02)	(2.06) D	(2.52)	(.33)	(.77)	(1.49)
Net asset value, end of period	$9.98	$10.23	$12.49	$15.20	$8.73	$11.70
Total Return E,F	(2.23)%	(1.01)%	(2.37)%	78.91%	(20.16)%	7.68%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	-% J	-%	-%	-%	-%	-%
Expenses net of all reductions I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	1.25% J	1.31%	1.01%	1.03%	1.38%	1.73% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,075,194	$1,149,203	$1,295,339	$1,510,555	$1,152,206	$1,707,498
Portfolio turnover rate K	50% J	31%	25%	28%	51%	41%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.54%.

DTotal distributions per share do not sum due to rounding.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Series Small Cap Discovery Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$227,358,624
Gross unrealized depreciation	(152,209,737)
Net unrealized appreciation (depreciation)	$75,148,887
Tax cost	$1,052,097,047

The Fund elected to defer to its next fiscal year approximately $584,214 of capital losses recognized during the period November 1, 2022 to April 30, 2023.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Discovery Fund	272,375,691	320,844,544

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Discovery Fund	$ 5,565

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Discovery Fund	12,065,182	11,073,843	1,707,279

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Small Cap Discovery Fund	$7,070	$7	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $765.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Series Small Cap Discovery Fund	-%-D
Actual		$ 1,000	$ 977.70	$-E
Hypothetical-B		$ 1,000	$ 1,025.14	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Small Cap Discovery Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.968032.109
XS4-SANN-1223
Fidelity® Large Cap Stock Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	7.5
Exxon Mobil Corp.	7.0
General Electric Co.	6.5
Wells Fargo & Co.	5.2
Apple, Inc.	3.1
Bank of America Corp.	2.4
The Boeing Co.	2.2
UnitedHealth Group, Inc.	2.1
Hess Corp.	2.1
Comcast Corp. Class A	2.0
40.1

Market Sectors (% of Fund's net assets)

Information Technology	17.6
Financials	15.9
Industrials	15.2
Health Care	13.3
Energy	11.3
Communication Services	9.8
Consumer Staples	5.4
Consumer Discretionary	3.5
Materials	2.2
Utilities	1.1
Real Estate	1.0

Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	123,252	3,623
Verizon Communications, Inc.	151,974	5,339
		8,962
Entertainment - 0.9%
The Walt Disney Co. (b)	159,929	13,049
Universal Music Group NV	610,763	14,957
		28,006
Interactive Media & Services - 6.1%
Alphabet, Inc.:
Class A (b)	445,580	55,288
Class C (b)	412,041	51,629
Match Group, Inc. (b)	231,840	8,022
Meta Platforms, Inc. Class A (b)	201,579	60,730
Snap, Inc. Class A (b)	807,228	8,080
		183,749
Media - 2.5%
Charter Communications, Inc. Class A (b)	5,699	2,296
Comcast Corp. Class A	1,481,590	61,175
Interpublic Group of Companies, Inc.	381,584	10,837
		74,308
TOTAL COMMUNICATION SERVICES		295,025
CONSUMER DISCRETIONARY - 3.5%
Automobile Components - 0.2%
BorgWarner, Inc.	133,018	4,908
Automobiles - 0.1%
General Motors Co.	64,694	1,824
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	31,544	4,198
Hotels, Restaurants & Leisure - 1.8%
Amadeus IT Holding SA Class A	83,033	4,728
Booking Holdings, Inc. (b)	11,401	31,804
Expedia, Inc. (b)	52,940	5,045
Marriott International, Inc. Class A	48,528	9,150
Starbucks Corp.	41,483	3,826
		54,553
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	63,528	5,106
Sony Group Corp. sponsored ADR	42,963	3,568
Whirlpool Corp.	12,974	1,357
		10,031
Specialty Retail - 0.9%
Lowe's Companies, Inc.	130,510	24,871
RH (b)	8,400	1,831
		26,702
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	24,290	2,496
TOTAL CONSUMER DISCRETIONARY		104,712
CONSUMER STAPLES - 5.4%
Beverages - 1.7%
Diageo PLC sponsored ADR (c)	80,459	12,350
Keurig Dr. Pepper, Inc.	405,499	12,299
The Coca-Cola Co.	447,958	25,305
		49,954
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	3,588	1,982
Performance Food Group Co. (b)	109,114	6,302
Sysco Corp.	234,192	15,571
Target Corp.	69,992	7,754
U.S. Foods Holding Corp. (b)	136,265	5,306
Walmart, Inc.	52,357	8,556
		45,471
Household Products - 0.0%
Colgate-Palmolive Co.	3,090	232
Procter & Gamble Co.	3,999	600
		832
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	50,100	6,456
Haleon PLC ADR	2,258,237	18,269
Kenvue, Inc.	1,065,016	19,809
		44,534
Tobacco - 0.7%
Altria Group, Inc.	500,161	20,091
Philip Morris International, Inc.	26,300	2,345
		22,436
TOTAL CONSUMER STAPLES		163,227
ENERGY - 11.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	21,486	740
Oil, Gas & Consumable Fuels - 11.3%
Exxon Mobil Corp.	1,994,878	211,158
Hess Corp.	428,255	61,840
Imperial Oil Ltd.	403,688	23,006
Kosmos Energy Ltd. (b)	2,473,918	17,911
MEG Energy Corp. (b)	576,400	11,389
Shell PLC ADR	207,000	13,484
		338,788
TOTAL ENERGY		339,528
FINANCIALS - 15.9%
Banks - 10.8%
Bank of America Corp.	2,719,295	71,626
JPMorgan Chase & Co.	226,958	31,561
M&T Bank Corp.	58,684	6,617
PNC Financial Services Group, Inc.	238,705	27,325
Truist Financial Corp.	374,686	10,626
U.S. Bancorp	640,694	20,425
Wells Fargo & Co.	3,969,298	157,859
		326,039
Capital Markets - 1.7%
Charles Schwab Corp.	5,998	312
CME Group, Inc.	3,999	854
KKR & Co. LP	290,678	16,104
Morgan Stanley	116,762	8,269
Northern Trust Corp.	307,378	20,259
Raymond James Financial, Inc.	43,033	4,107
State Street Corp.	27,455	1,774
		51,679
Financial Services - 3.2%
Acacia Research Corp. (b)	24,000	86
Edenred SA	180,291	9,584
Fidelity National Information Services, Inc.	122,999	6,040
Global Payments, Inc.	24,750	2,629
MasterCard, Inc. Class A	29,713	11,182
PayPal Holdings, Inc. (b)	80,644	4,177
Radian Group, Inc.	177,398	4,495
Visa, Inc. Class A	240,648	56,576
		94,769
Insurance - 0.2%
Chubb Ltd.	30,106	6,461
TOTAL FINANCIALS		478,948
HEALTH CARE - 13.3%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	33,046	5,016
Argenx SE ADR (b)	4,990	2,343
Insmed, Inc. (b)	135,222	3,389
Vaxcyte, Inc. (b)	88,285	4,247
Verve Therapeutics, Inc. (b)(c)	48,505	584
		15,579
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	19,765	1,869
Becton, Dickinson & Co.	31,284	7,908
Boston Scientific Corp. (b)	817,429	41,844
GE Healthcare Holding LLC	321,632	21,411
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	145,946	2,767
		75,799
Health Care Providers & Services - 6.1%
Cardinal Health, Inc.	204,268	18,588
Centene Corp. (b)	25,216	1,739
Cigna Group	134,669	41,640
CVS Health Corp.	241,307	16,653
Guardant Health, Inc. (b)	63,633	1,647
Humana, Inc.	10,865	5,690
McKesson Corp.	70,643	32,168
UnitedHealth Group, Inc.	120,833	64,713
		182,838
Life Sciences Tools & Services - 0.3%
Danaher Corp.	46,534	8,935
Thermo Fisher Scientific, Inc.	2,800	1,245
		10,180
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	785,706	40,487
Eli Lilly & Co.	43,997	24,371
GSK PLC sponsored ADR	584,701	20,874
Johnson & Johnson	147,780	21,922
Sanofi SA sponsored ADR	48,298	2,185
UCB SA	82,100	5,999
		115,838
TOTAL HEALTH CARE		400,234
INDUSTRIALS - 15.0%
Aerospace & Defense - 3.6%
Airbus Group NV	129,887	17,415
General Dynamics Corp.	38,892	9,385
Howmet Aerospace, Inc.	6,400	282
Huntington Ingalls Industries, Inc.	26,322	5,786
RTX Corp. (c)	40,526	3,298
Safran SA	25,027	3,910
Textron, Inc.	28,996	2,204
The Boeing Co. (b)	361,333	67,504
		109,784
Air Freight & Logistics - 1.5%
FedEx Corp.	60,076	14,424
United Parcel Service, Inc. Class B	226,887	32,048
		46,472
Building Products - 0.1%
Johnson Controls International PLC	42,160	2,067
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	240,349	3,204
Veralto Corp.	21,144	1,459
		4,663
Electrical Equipment - 1.4%
Acuity Brands, Inc.	51,158	8,286
Hubbell, Inc. Class B	34,145	9,223
Regal Rexnord Corp.	50,175	5,941
Vertiv Holdings Co.	489,645	19,228
		42,678
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	230,419	11,265
Industrial Conglomerates - 6.6%
3M Co.	25,955	2,361
General Electric Co.	1,807,771	196,378
		198,739
Machinery - 0.8%
Chart Industries, Inc. (b)(c)	33,595	3,905
Cummins, Inc.	20,243	4,379
Fortive Corp.	87,720	5,726
Nordson Corp.	2,700	574
Otis Worldwide Corp.	56,260	4,344
Stanley Black & Decker, Inc.	38,017	3,233
Westinghouse Air Brake Tech Co.	31,772	3,368
		25,529
Passenger Airlines - 0.1%
Copa Holdings SA Class A	9,271	757
Ryanair Holdings PLC sponsored ADR (b)	27,911	2,448
		3,205
Professional Services - 0.3%
Equifax, Inc.	12,265	2,080
Genpact Ltd.	108,286	3,632
Paycom Software, Inc.	7,600	1,862
		7,574
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares) (c)	133,602	1,265
TOTAL INDUSTRIALS		453,241
INFORMATION TECHNOLOGY - 17.6%
IT Services - 0.4%
EPAM Systems, Inc. (b)	8,700	1,893
IBM Corp.	33,095	4,787
Snowflake, Inc. (b)	1,894	275
Twilio, Inc. Class A (b)	66,013	3,384
		10,339
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	36,285	5,709
Applied Materials, Inc.	64,746	8,569
Broadcom, Inc.	11,200	9,423
Lam Research Corp.	12,266	7,215
Marvell Technology, Inc.	370,449	17,493
NVIDIA Corp.	90,884	37,062
Qualcomm, Inc.	99,724	10,869
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	105,784	9,130
		105,470
Software - 10.5%
Adobe, Inc. (b)	54,947	29,235
Autodesk, Inc. (b)	32,420	6,407
DoubleVerify Holdings, Inc. (b)	46,951	1,307
Elastic NV (b)	95,918	7,198
Intuit, Inc.	18,296	9,056
Microsoft Corp.	670,693	226,774
PTC, Inc. (b)	27,510	3,863
Sage Group PLC	75,600	892
Salesforce, Inc. (b)	13,466	2,704
SAP SE sponsored ADR (c)	196,878	26,382
Workday, Inc. Class A (b)	9,271	1,963
		315,781
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	550,718	94,046
Samsung Electronics Co. Ltd.	65,110	3,236
		97,282
TOTAL INFORMATION TECHNOLOGY		528,872
MATERIALS - 2.2%
Chemicals - 0.6%
DuPont de Nemours, Inc.	178,743	13,027
LyondellBasell Industries NV Class A	50,497	4,557
Sherwin-Williams Co.	5,799	1,381
		18,965
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	1,360,166	15,762
Freeport-McMoRan, Inc.	869,535	29,373
Ivanhoe Mines Ltd. (b)	321,500	2,369
		47,504
TOTAL MATERIALS		66,469
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	41,847	7,457
Crown Castle International Corp.	108,093	10,050
Equinix, Inc.	1,121	818
Simon Property Group, Inc.	106,709	11,726
		30,051
UTILITIES - 1.1%
Electric Utilities - 1.1%
Duke Energy Corp.	7,000	622
Entergy Corp.	26,415	2,525
PG&E Corp. (b)	147,871	2,410
Southern Co.	383,086	25,782
		31,339
Multi-Utilities - 0.0%
Sempra	14,482	1,014
TOTAL UTILITIES		32,353
TOTAL COMMON STOCKS (Cost $2,018,977)		2,892,660

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	3,600	112

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	347,490	4,844

TOTAL PREFERRED STOCKS (Cost $4,290)		4,956

Money Market Funds - 5.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (f)	106,641,437	106,663
Fidelity Securities Lending Cash Central Fund 5.40% (f)(g)	44,651,884	44,656
TOTAL MONEY MARKET FUNDS (Cost $151,319)		151,319

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,174,586)	3,048,935
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(39,447)
NET ASSETS - 100.0%	3,009,488

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,623,000 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $112,000 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Reddit, Inc. Series E	5/18/21	153

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	126,781	115,578	135,696	2,949	-	-	106,663	0.2%
Fidelity Securities Lending Cash Central Fund 5.40%	21,437	173,742	150,523	186	-	-	44,656	0.2%
Total	148,218	289,320	286,219	3,135	-	-	151,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	295,137	276,445	18,580	112
Consumer Discretionary	104,712	104,712	-	-
Consumer Staples	163,227	163,227	-	-
Energy	339,528	339,528	-	-
Financials	478,948	478,948	-	-
Health Care	400,234	400,234	-	-
Industrials	458,085	436,760	21,325	-
Information Technology	528,872	525,636	3,236	-
Materials	66,469	66,469	-	-
Real Estate	30,051	30,051	-	-
Utilities	32,353	32,353	-	-

Money Market Funds	151,319	151,319	-	-
Total Investments in Securities:	3,048,935	3,005,682	43,141	112
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,928) - See accompanying schedule:
Unaffiliated issuers (cost $2,023,267)	$2,897,616
Fidelity Central Funds (cost $151,319)	151,319

Total Investment in Securities (cost $2,174,586)		$3,048,935
Foreign currency held at value (cost $67)		67
Receivable for investments sold		7,182
Receivable for fund shares sold		7,050
Dividends receivable		2,207
Distributions receivable from Fidelity Central Funds		524
Prepaid expenses		4
Total assets		3,065,969
Liabilities
Payable for investments purchased	$5,676
Payable for fund shares redeemed	3,844
Accrued management fee	1,820
Other affiliated payables	441
Other payables and accrued expenses	41
Collateral on securities loaned	44,659
Total Liabilities		56,481
Net Assets		$3,009,488
Net Assets consist of:
Paid in capital		$2,069,223
Total accumulated earnings (loss)		940,265
Net Assets		$3,009,488
Net Asset Value, offering price and redemption price per share ($3,009,488 ÷ 73,938 shares)		$40.70

Statement of Operations
Amounts in thousands		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$26,956
Income from Fidelity Central Funds (including $186 from security lending)		3,135
Total Income		30,091
Expenses
Management fee
Basic fee	$8,102
Performance adjustment	2,852
Transfer agent fees	2,233
Accounting fees	401
Independent trustees' fees and expenses	8
Registration fees	46
Audit	31
Legal	4
Miscellaneous	7
Total expenses before reductions	13,684
Expense reductions	(116)
Total expenses after reductions		13,568
Net Investment income (loss)		16,523
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	54,174
Foreign currency transactions	9
Total net realized gain (loss)		54,183
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(72,716)
Assets and liabilities in foreign currencies	(18)
Total change in net unrealized appreciation (depreciation)		(72,734)
Net gain (loss)		(18,551)
Net increase (decrease) in net assets resulting from operations		$(2,028)
Statement of Changes in Net Assets

Amount in thousands	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,523	$35,800
Net realized gain (loss)	54,183	20,894
Change in net unrealized appreciation (depreciation)	(72,734)	169,949
Net increase (decrease) in net assets resulting from operations	(2,028)	226,643
Distributions to shareholders	(18,660)	(83,013)

Share transactions
Proceeds from sales of shares	261,724	710,784
Reinvestment of distributions	13,820	62,219
Cost of shares redeemed	(270,615)	(760,670)

Net increase (decrease) in net assets resulting from share transactions	4,929	12,333
Total increase (decrease) in net assets	(15,759)	155,963

Net Assets
Beginning of period	3,025,247	2,869,284
End of period	$3,009,488	$3,025,247

Other Information
Shares
Sold	6,232	19,028
Issued in reinvestment of distributions	333	1,672
Redeemed	(6,470)	(20,438)
Net increase (decrease)	95	262

Financial Highlights
Fidelity® Large Cap Stock Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$40.97	$39.00	$41.09	$27.80	$32.11	$33.02
Income from Investment Operations
Net investment income (loss) A,B	.22	.49	.75 C	.57	.63	.63
Net realized and unrealized gain (loss)	(.23)	2.64	(.86)	14.10	(3.12)	2.17
Total from investment operations	(.01)	3.13	(.11)	14.67	(2.49)	2.80
Distributions from net investment income	(.16)	(.48)	(.77)	(.65)	(.62)	(.53) D
Distributions from net realized gain	(.09)	(.68)	(1.21)	(.73)	(1.20)	(3.18) D
Total distributions	(.26) E	(1.16)	(1.98)	(1.38)	(1.82)	(3.71)
Net asset value, end of period	$40.70	$40.97	$39.00	$41.09	$27.80	$32.11
Total Return F,G	(.05)%	8.33%	(.46)%	54.08%	(8.41)%	9.57%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.88% J	.76%	.54%	.48%	.47%	.63%
Expenses net of fee waivers, if any	.88% J	.76%	.53%	.48%	.47%	.63%
Expenses net of all reductions	.88% J	.76%	.53%	.48%	.47%	.62%
Net investment income (loss)	1.07% J	1.29%	1.80% C	1.73%	2.05%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$3,009	$3,025	$2,869	$2,969	$2,173	$2,796
Portfolio turnover rate K	15% J	8% L	15% L	18%	32% L	35% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.24%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,018,956
Gross unrealized depreciation	(148,881)
Net unrealized appreciation (depreciation)	$870,075
Tax cost	$2,178,860

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Stock Fund	252,231	227,979

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Stock Fund	194	3,730	7,555

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of 0.1413% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Large Cap Stock Fund	.03

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Large Cap Stock Fund	0.0257%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Stock Fund	$ 4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Large Cap Stock Fund	12,359	5,448	1,472

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Large Cap Stock Fund	$3

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Stock Fund	$18	$ -	$-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $116.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Large Cap Stock Fund	.88%
Actual		$ 1,000	$ 999.50	$ 4.42
Hypothetical-B		$ 1,000	$ 1,020.71	$ 4.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Large Cap Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment]) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.465347.126
LCS-SANN-1223
Fidelity® Small Cap Stock K6 Fund

Semi-Annual Report
October 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Performance Food Group Co.	2.7
Grand Canyon Education, Inc.	2.6
Vertiv Holdings Co.	2.5
FirstCash Holdings, Inc.	2.1
Antero Resources Corp.	2.1
LGI Homes, Inc.	2.1
Murphy U.S.A., Inc.	2.0
Boston Beer Co., Inc. Class A	1.9
Insight Enterprises, Inc.	1.7
First American Financial Corp.	1.7
21.4

Market Sectors (% of Fund's net assets)

Industrials	21.3
Financials	16.5
Consumer Discretionary	14.3
Health Care	11.9
Information Technology	11.5
Energy	7.9
Consumer Staples	6.2
Materials	4.0
Real Estate	3.3
Communication Services	1.2
Utilities	0.9

Asset Allocation (% of Fund's net assets)

Schedule of Investments October 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. Class A (a)	8,092	0
Media - 1.2%
TechTarget, Inc. (b)	9,082	228,685
Thryv Holdings, Inc. (b)	23,259	405,404
		634,089
TOTAL COMMUNICATION SERVICES		634,089
CONSUMER DISCRETIONARY - 14.3%
Automobile Components - 1.0%
Fox Factory Holding Corp. (b)	3,311	269,747
Patrick Industries, Inc.	3,356	252,203
		521,950
Diversified Consumer Services - 2.6%
Grand Canyon Education, Inc. (b)	11,561	1,368,013
Hotels, Restaurants & Leisure - 1.0%
Planet Fitness, Inc. (b)	9,223	509,755
Household Durables - 4.0%
Cavco Industries, Inc. (b)	1,273	317,626
Helen of Troy Ltd. (b)	6,106	600,342
LGI Homes, Inc. (b)	11,508	1,087,621
Traeger, Inc. (b)	49,022	128,928
		2,134,517
Leisure Products - 2.9%
Brunswick Corp.	9,527	661,841
Clarus Corp.	23,475	135,920
Games Workshop Group PLC	200	24,005
YETI Holdings, Inc. (b)(c)	16,599	705,789
		1,527,555
Specialty Retail - 2.5%
America's Car Mart, Inc. (b)	3,926	262,963
Murphy U.S.A., Inc.	2,971	1,077,552
		1,340,515
Textiles, Apparel & Luxury Goods - 0.3%
Wolverine World Wide, Inc.	19,568	157,522
TOTAL CONSUMER DISCRETIONARY		7,559,827
CONSUMER STAPLES - 6.2%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (b)	2,997	1,000,848
Consumer Staples Distribution & Retail - 2.7%
Performance Food Group Co. (b)	25,375	1,465,667
Food Products - 1.6%
Lassonde Industries, Inc. Class A (sub. vtg.)	2,200	218,691
Nomad Foods Ltd. (b)	45,066	622,812
		841,503
TOTAL CONSUMER STAPLES		3,308,018
ENERGY - 7.9%
Energy Equipment & Services - 2.8%
Cactus, Inc.	12,924	606,653
TechnipFMC PLC	39,620	852,622
		1,459,275
Oil, Gas & Consumable Fuels - 5.1%
Antero Resources Corp. (b)	37,919	1,116,335
Northern Oil & Gas, Inc.	18,886	724,089
Sitio Royalties Corp.	35,421	875,607
		2,716,031
TOTAL ENERGY		4,175,306
FINANCIALS - 16.5%
Banks - 5.3%
Cadence Bank	20,763	439,760
ConnectOne Bancorp, Inc.	25,551	416,226
Glacier Bancorp, Inc.	15,884	479,538
Independent Bank Group, Inc.	15,687	554,535
Metropolitan Bank Holding Corp. (b)	12,548	406,681
Synovus Financial Corp.	19,047	496,555
		2,793,295
Capital Markets - 1.6%
StoneX Group, Inc. (b)	9,000	857,880
Consumer Finance - 4.1%
Encore Capital Group, Inc. (b)	20,765	782,425
FirstCash Holdings, Inc.	10,461	1,139,412
NerdWallet, Inc. (b)	24,537	264,509
		2,186,346
Financial Services - 1.0%
Enact Holdings, Inc.	8,702	239,827
Walker & Dunlop, Inc.	4,517	292,702
		532,529
Insurance - 4.5%
BRP Group, Inc. (b)	15,343	321,129
First American Financial Corp.	17,105	879,881
Primerica, Inc.	1,800	344,088
Selective Insurance Group, Inc.	8,211	854,847
		2,399,945
TOTAL FINANCIALS		8,769,995
HEALTH CARE - 11.9%
Biotechnology - 3.6%
Allogene Therapeutics, Inc. (b)	17,200	48,504
ALX Oncology Holdings, Inc. (b)	17,647	127,058
Arcellx, Inc. (b)	2,638	92,990
Arcutis Biotherapeutics, Inc. (b)	9,100	20,475
Celldex Therapeutics, Inc. (b)	5,000	117,600
Cogent Biosciences, Inc. (b)	7,600	62,016
Crinetics Pharmaceuticals, Inc. (b)	3,100	90,799
Cytokinetics, Inc. (b)	5,110	178,135
Karuna Therapeutics, Inc. (b)	708	117,960
Keros Therapeutics, Inc. (b)	3,557	101,517
Madrigal Pharmaceuticals, Inc. (b)	800	105,104
ORIC Pharmaceuticals, Inc. (b)(c)	10,700	71,690
Prelude Therapeutics, Inc. (b)	14,988	25,330
Prothena Corp. PLC (b)	2,500	91,150
Tango Therapeutics, Inc. (b)	7,231	60,740
Tyra Biosciences, Inc. (b)	3,400	39,440
Vaxcyte, Inc. (b)	4,798	230,784
Viking Therapeutics, Inc. (b)	7,200	70,632
Xenon Pharmaceuticals, Inc. (b)	3,263	101,153
Zentalis Pharmaceuticals, Inc. (b)	8,586	140,467
		1,893,544
Health Care Equipment & Supplies - 2.3%
Envista Holdings Corp. (b)	13,848	322,243
Integer Holdings Corp. (b)	3,148	255,523
Neogen Corp. (b)(c)	28,622	426,182
TransMedics Group, Inc. (b)	6,175	231,439
		1,235,387
Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (b)	4,212	309,624
AdaptHealth Corp. (b)	40,226	294,857
agilon health, Inc. (b)	15,785	284,130
Chemed Corp.	1,261	709,502
Owens & Minor, Inc. (b)	25,339	363,108
Privia Health Group, Inc. (b)	9,619	202,191
		2,163,412
Health Care Technology - 0.7%
Evolent Health, Inc. (b)	9,673	236,311
Phreesia, Inc. (b)	8,181	111,752
		348,063
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc. Class A (b)	350	96,348
Maravai LifeSciences Holdings, Inc. (b)	12,000	82,320
		178,668
Pharmaceuticals - 0.9%
Edgewise Therapeutics, Inc. (b)	13,142	84,109
Enliven Therapeutics, Inc. (b)	4,300	53,277
Ikena Oncology, Inc. (b)	19,584	78,924
Intra-Cellular Therapies, Inc. (b)	1,713	85,239
Structure Therapeutics, Inc. ADR	1,300	96,590
Ventyx Biosciences, Inc. (b)	4,779	68,913
		467,052
TOTAL HEALTH CARE		6,286,126
INDUSTRIALS - 21.3%
Aerospace & Defense - 2.1%
Cadre Holdings, Inc.	13,070	366,614
Leonardo DRS, Inc. (b)(c)	35,675	680,322
Spirit AeroSystems Holdings, Inc. Class A	3,300	74,580
		1,121,516
Air Freight & Logistics - 0.9%
Forward Air Corp.	7,398	476,505
Building Products - 2.1%
CSW Industrials, Inc.	1,893	335,553
Hayward Holdings, Inc. (b)	76,410	802,305
		1,137,858
Construction & Engineering - 3.3%
Bowman Consulting Group Ltd. (b)	5,397	143,398
EMCOR Group, Inc.	1,599	330,433
Granite Construction, Inc.	12,346	499,766
Willscot Mobile Mini Holdings (b)	19,788	779,845
		1,753,442
Electrical Equipment - 4.5%
Atkore, Inc. (b)	3,394	421,806
Generac Holdings, Inc. (b)	7,274	611,525
Vertiv Holdings Co.	34,328	1,348,061
		2,381,392
Ground Transportation - 1.3%
XPO, Inc. (b)	8,940	677,741
Machinery - 0.4%
Beijer Alma AB (B Shares)	12,070	191,823
Professional Services - 5.4%
Concentrix Corp.	11,159	850,427
ExlService Holdings, Inc. (b)	16,294	425,436
ICF International, Inc.	4,639	587,900
Kforce, Inc.	7,954	485,512
Maximus, Inc.	6,664	497,934
		2,847,209
Trading Companies & Distributors - 1.3%
Alligo AB (B Shares)	18,214	142,939
Applied Industrial Technologies, Inc.	3,639	558,623
		701,562
TOTAL INDUSTRIALS		11,289,048
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.4%
Lumentum Holdings, Inc. (b)	19,273	755,694
Electronic Equipment, Instruments & Components - 2.7%
Coherent Corp. (b)	13,431	397,558
Insight Enterprises, Inc. (b)	6,207	889,463
Mirion Technologies, Inc. Class A (b)	19,688	136,438
		1,423,459
IT Services - 0.8%
Endava PLC ADR (b)	8,077	405,142
Semiconductors & Semiconductor Equipment - 3.2%
Allegro MicroSystems LLC (b)	13,186	342,309
MKS Instruments, Inc.	3,649	239,593
Onto Innovation, Inc. (b)	4,912	551,961
Silicon Motion Tech Corp. sponsored ADR	7,878	422,103
SMART Global Holdings, Inc. (b)	10,155	139,124
		1,695,090
Software - 3.4%
BlackLine, Inc. (b)	8,394	412,145
Five9, Inc. (b)	3,323	192,302
Intapp, Inc. (b)	9,219	315,290
JFrog Ltd. (b)	8,529	191,817
Rapid7, Inc. (b)	9,677	449,884
Sprout Social, Inc. (b)(c)	5,469	236,698
		1,798,136
TOTAL INFORMATION TECHNOLOGY		6,077,521
MATERIALS - 4.0%
Chemicals - 2.5%
Cabot Corp.	7,368	489,825
Olin Corp.	11,074	473,081
Tronox Holdings PLC	32,444	346,826
		1,309,732
Construction Materials - 0.7%
Eagle Materials, Inc.	2,569	395,395
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	18,413	396,064
TOTAL MATERIALS		2,101,191
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Ryman Hospitality Properties, Inc.	3,437	294,207
Terreno Realty Corp.	7,242	385,854
		680,061
Real Estate Management & Development - 2.0%
Cushman & Wakefield PLC (b)	108,513	799,741
Jones Lang LaSalle, Inc. (b)	2,304	294,728
		1,094,469
TOTAL REAL ESTATE		1,774,530
UTILITIES - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares	18,337	472,361
TOTAL COMMON STOCKS (Cost $53,634,534)		52,448,012

Money Market Funds - 4.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	502,196	502,296
Fidelity Securities Lending Cash Central Fund 5.40% (d)(e)	1,778,562	1,778,739
TOTAL MONEY MARKET FUNDS (Cost $2,281,035)		2,281,035

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $55,915,569)	54,729,047
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(1,728,907)
NET ASSETS - 100.0%	53,000,140

Legend

(a)	Level 3 security
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	849,900	10,262,216	10,609,820	18,031	-	-	502,296	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	4,328,689	7,566,807	10,116,757	1,114	-	-	1,778,739	0.0%
Total	5,178,589	17,829,023	20,726,577	19,145	-	-	2,281,035

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	634,089	634,089	-	-
Consumer Discretionary	7,559,827	7,559,827	-	-
Consumer Staples	3,308,018	3,308,018	-	-
Energy	4,175,306	4,175,306	-	-
Financials	8,769,995	8,769,995	-	-
Health Care	6,286,126	6,286,126	-	-
Industrials	11,289,048	11,289,048	-	-
Information Technology	6,077,521	6,077,521	-	-
Materials	2,101,191	2,101,191	-	-
Real Estate	1,774,530	1,774,530	-	-
Utilities	472,361	472,361	-	-

Money Market Funds	2,281,035	2,281,035	-	-
Total Investments in Securities:	54,729,047	54,729,047	-	-

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,774,896) - See accompanying schedule:
Unaffiliated issuers (cost $53,634,534)	$52,448,012
Fidelity Central Funds (cost $2,281,035)	2,281,035

Total Investment in Securities (cost $55,915,569)		$54,729,047
Receivable for investments sold		232,246
Receivable for fund shares sold		1,366
Dividends receivable		13,969
Distributions receivable from Fidelity Central Funds		1,823
Other receivables		2,951
Total assets		54,981,402
Liabilities
Payable for investments purchased	$175,752
Payable for fund shares redeemed	48
Accrued management fee	26,912
Collateral on securities loaned	1,778,550
Total Liabilities		1,981,262
Net Assets		$53,000,140
Net Assets consist of:
Paid in capital		$56,905,805
Total accumulated earnings (loss)		(3,905,665)
Net Assets		$53,000,140
Net Asset Value, offering price and redemption price per share ($53,000,140 ÷ 5,698,212 shares)		$9.30

Statement of Operations
		Six months ended October 31, 2023 (Unaudited)
Investment Income
Dividends		$243,064
Income from Fidelity Central Funds (including $1,114 from security lending)		19,145
Total Income		262,209
Expenses
Management fee	$173,192
Independent trustees' fees and expenses	149
Legal	151
Total expenses before reductions	173,492
Expense reductions	(160)
Total expenses after reductions		173,332
Net Investment income (loss)		88,877
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	968,875
Foreign currency transactions	116
Total net realized gain (loss)		968,991
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,547,048)
Assets and liabilities in foreign currencies	(403)
Total change in net unrealized appreciation (depreciation)		(3,547,451)
Net gain (loss)		(2,578,460)
Net increase (decrease) in net assets resulting from operations		$(2,489,583)
Statement of Changes in Net Assets

	Six months ended October 31, 2023 (Unaudited)	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,877	$93,965
Net realized gain (loss)	968,991	7,390
Change in net unrealized appreciation (depreciation)	(3,547,451)	(1,428,049)
Net increase (decrease) in net assets resulting from operations	(2,489,583)	(1,326,694)
Distributions to shareholders	(22,747)	(4,797,169)

Share transactions
Proceeds from sales of shares	3,111,748	19,624,087
Reinvestment of distributions	22,747	4,797,169
Cost of shares redeemed	(11,879,234)	(11,212,740)

Net increase (decrease) in net assets resulting from share transactions	(8,744,739)	13,208,516
Total increase (decrease) in net assets	(11,257,069)	7,084,653

Net Assets
Beginning of period	64,257,209	57,172,556
End of period	$53,000,140	$64,257,209

Other Information
Shares
Sold	314,039	2,032,499
Issued in reinvestment of distributions	2,284	493,536
Redeemed	(1,207,532)	(1,162,566)
Net increase (decrease)	(891,209)	1,363,469

Financial Highlights
Fidelity® Small Cap Stock K6 Fund

	Six months ended (Unaudited) October 31, 2023	Years ended April 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$10.94	$15.61	$9.24	$11.16	$11.02
Income from Investment Operations
Net investment income (loss) A,B	.02	.02	.05	.03	.06	.08 C
Net realized and unrealized gain (loss)	(.47)	(.28)	(1.54)	6.38	(1.88)	.57
Total from investment operations	(.45)	(.26)	(1.49)	6.41	(1.82)	.65
Distributions from net investment income	- D	-	(.06)	(.04)	(.10)	(.05)
Distributions from net realized gain	-	(.93)	(3.13)	-	-	(.46)
Total distributions	- D	(.93)	(3.18) E	(.04)	(.10)	(.51)
Net asset value, end of period	$9.30	$9.75	$10.94	$15.61	$9.24	$11.16
Total Return F,G	(4.58)%	(2.39)%	(12.54)%	69.44%	(16.50)%	6.43%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.60% J	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60% J	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60% J	.60%	.60%	.56%	.60%	.59%
Net investment income (loss)	.31% J	.16%	.35%	.27%	.58%	.71% C
Supplemental Data
Net assets, end of period (000 omitted)	$53,000	$64,257	$57,173	$75,872	$72,029	$88,686
Portfolio turnover rate K	101% J	78% L	148% L	136% L	73% L	75% L

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .47%.

DAmount represents less than $.005 per share.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended October 31, 2023

1. Organization.
Fidelity Small Cap Stock K6 Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,670,698
Gross unrealized depreciation	(8,223,066)
Net unrealized appreciation (depreciation)	$(1,552,368)
Tax cost	$56,281,415

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(3,023,736)

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Stock K6 Fund	29,255,418	38,196,932

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds($)
Fidelity Small Cap Stock K6 Fund	281,051	2,609,414

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Stock K6 Fund	$834

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Stock K6 Fund	1,112,541	1,162,132	(21,221)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Stock K6 Fund	$96	$-	$10,050
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $160.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2023 to October 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Expenses Paid During Period- C May 1, 2023 to October 31, 2023

Fidelity® Small Cap Stock K6 Fund	.60%
Actual		$ 1,000	$ 954.20	$ 2.95
Hypothetical-B		$ 1,000	$ 1,022.12	$ 3.05

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Stock K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.9883974.106
SLCXK6-SANN-1223

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2023